FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243
                                   ---------

                     FRANKLIN STRATEGIC SERIES
                     -------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        (Address of principal executive offices) (Zip code)

 MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
 -----------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  7/31/05
                           -------


Item 1. Schedule of Investments.


FRANKLIN STRATEGIC SERIES

QUARTERLY STATEMENTS OF INVESTMENTS

JULY 31, 2005

-------------------------------------------------------------------------------

CONTENTS

Franklin Aggressive Growth Fund ......................................    3
Franklin Biotechnology Discovery Fund ................................    6
Franklin Blue Chip Fund ..............................................    9
Franklin Flex Cap Growth Fund ........................................   12
Franklin Global Communications Fund ..................................   17
Franklin Global Health Care Fund .....................................   20
Franklin Natural Resources Fund ......................................   23
Franklin Small Cap Growth Fund II ....................................   26
Franklin Small-Mid Cap Growth Fund ...................................   31
Franklin Strategic Income Fund .......................................   37
Franklin Technology Fund .............................................   50
Franklin U.S. Long-Short Fund ........................................   53
Notes to Statements of Investments ...................................   59

                                    LOGO(R)
                               FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1
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

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN AGGRESSIVE GROWTH FUND                                                               SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 95.0%
        COMMERCIAL SERVICES 5.1%
        Corporate Executive Board Co. ...................................................             27,200      $   2,194,496
     (a)CRA International Inc. ..........................................................             22,600          1,202,320
     (a)Laureate Education Inc. .........................................................             25,200          1,141,560
        Moody's Corp. ...................................................................             60,600          2,866,986
     (a) Ultimate Software Group Inc. ...................................................             47,100            861,930
                                                                                                                  --------------
                                                                                                                      8,267,292
                                                                                                                  --------------
        COMMUNICATIONS 1.7%
     (a)NII Holdings Inc., B ............................................................             37,500          2,791,500
                                                                                                                  --------------
        CONSUMER DURABLES 3.5%
        Harman International Industries Inc. ............................................             13,400          1,151,730
     (a)NVR Inc. ........................................................................              2,200          2,063,600
     (a)Tempur-Pedic International Inc. .................................................            141,600          2,436,936
                                                                                                                  --------------
                                                                                                                      5,652,266
                                                                                                                  --------------
        CONSUMER NON-DURABLES 2.4%
     (a)Coach Inc. ......................................................................             90,200          3,166,922
     (a)Hansen Natural Corp. ............................................................              8,200            757,680
                                                                                                                  --------------
                                                                                                                      3,924,602
                                                                                                                  --------------
        CONSUMER SERVICES 3.9%
        Rollins Inc. ....................................................................             64,730          1,352,210
     (a)Starbucks Corp. .................................................................             47,900          2,517,145
        Station Casinos Inc. ............................................................             27,500          2,019,875
     (a)XM Satellite Radio Holdings Inc., A .............................................             13,300            473,879
                                                                                                                  --------------
                                                                                                                      6,363,109
                                                                                                                  --------------
        DISTRIBUTION SERVICES 0.2%
     (a)United Natural Foods Inc. .......................................................             10,510            354,397
                                                                                                                  --------------
        ELECTRONIC TECHNOLOGY 18.0%
     (a)Apple Computer Inc. .............................................................             30,900          1,317,885
     (a)Avocent Corp. ...................................................................             35,500          1,237,530
     (a)Corning Inc. ....................................................................            126,500          2,409,825
     (a)Dell Inc. .......................................................................            112,300          4,544,781
     (a)F5 Networks Inc. ................................................................              8,100            341,658
     (a)FormFactor Inc. .................................................................             57,200          1,495,208
        Harris Corp. ....................................................................             52,400          1,942,468
     (a)Juniper Networks Inc. ...........................................................             48,700          1,168,313
        Linear Technology Corp. .........................................................             69,500          2,700,770
     (a)Marvell Technology Group Ltd. (Bermuda) .........................................             79,200          3,460,248
        Microchip Technology Inc. .......................................................             55,700          1,730,599
     (a)Network Appliance Inc. ..........................................................             93,500          2,385,185
        QUALCOMM Inc. ...................................................................             45,000          1,777,050
     (a)Silicon Laboratories Inc. .......................................................             43,000          1,258,610
     (a)Trimble Navigation Ltd. .........................................................             36,800          1,433,728
                                                                                                                  --------------
                                                                                                                     29,203,858
                                                                                                                  --------------


                                         Quarterly Statements of Investments | 3

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN AGGRESSIVE GROWTH FUND                                                                 SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        ENERGY MINERALS 1.5%
     (a)Newfield Exploration Co. ........................................................             57,400      $   2,438,926
                                                                                                                  --------------
        FINANCE 4.5%
        BlackRock Inc., A ...............................................................             19,000          1,615,000
        Calamos Asset Management Inc., A ................................................             41,511          1,197,177
     (a)CapitalSource Inc. ..............................................................             47,900            937,882
        Chicago Mercantile Exchange .....................................................              8,700          2,619,135
        East West Bancorp Inc. ..........................................................             24,700            852,150
                                                                                                                  --------------
                                                                                                                      7,221,344
                                                                                                                  --------------
        HEALTH SERVICES 6.8%
     (a)Caremark Rx Inc. ................................................................             51,100          2,278,038
     (a)Centene Corp. ...................................................................             61,500          1,801,950
     (a)Psychiatric Solutions Inc. ......................................................             28,800          1,387,584
     (a)Stericycle Inc. .................................................................             26,600          1,545,992
     (a)United Surgical Partners International Inc. .....................................             37,150          1,337,772
     (a)Wellpoint Inc. ..................................................................             37,900          2,681,046
                                                                                                                  --------------
                                                                                                                     11,032,382
                                                                                                                  --------------
        HEALTH TECHNOLOGY 17.8%
     (a)Advanced Neuromodulation Systems Inc. ...........................................             24,600          1,230,984
     (a)Amgen Inc. ......................................................................             39,700          3,166,075
        C.R. Bard Inc. ..................................................................             23,900          1,596,281
     (a)Celgene Corp. ...................................................................             19,200            918,720
     (a)Gen-Probe Inc. ..................................................................             28,800          1,269,792
     (a)Genentech Inc. ..................................................................             18,500          1,652,605
     (a)Illumina Inc. ...................................................................             72,000            806,400
     (a)IVAX Corp. ......................................................................            104,600          2,665,208
        Johnson & Johnson ...............................................................             31,000          1,982,760
     (a)Kinetic Concepts Inc. ...........................................................             13,600            815,592
     (a)Kyphon Inc. .....................................................................              9,600            390,144
     (a)Respironics Inc. ................................................................             58,200          2,205,780
        Roche Holding AG, ADR (Switzerland) .............................................             36,800          2,522,640
     (a)St. Jude Medical Inc. ...........................................................             89,200          4,228,972
     (a)Theravance Inc. .................................................................             25,800            541,800
     (a)Zimmer Holdings Inc. ............................................................             35,200          2,899,072
                                                                                                                  --------------
                                                                                                                     28,892,825
                                                                                                                  --------------
        INDUSTRIAL SERVICES 2.6%
     (a)FMC Technologies Inc. ...........................................................             46,400          1,682,000
        Smith International Inc. ........................................................             29,900          2,031,406
     (a)Superior Well Services Inc. .....................................................             27,500            503,800
                                                                                                                  --------------
                                                                                                                      4,217,206
                                                                                                                  --------------
        PROCESS INDUSTRIES 1.6%
     (a)Headwaters Inc. .................................................................             59,500          2,543,625
                                                                                                                  --------------
        PRODUCER MANUFACTURING 1.5%
        Oshkosh Truck Corp. .............................................................             29,200          2,476,160
                                                                                                                  --------------


4 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN AGGRESSIVE GROWTH FUND                                                               SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        RETAIL TRADE 8.1%
        Best Buy Co. Inc. ...............................................................             28,500      $   2,183,100
     (a)Golf Galaxy Inc. ................................................................             44,000            818,840
     (a)Hibbett Sporting Goods Inc. .....................................................             32,600          1,304,978
        Lowe's Cos. Inc. ................................................................             43,500          2,880,570
     (a)Urban Outfitters Inc. ...........................................................             37,200          2,258,412
        Whole Foods Market Inc. .........................................................             13,300          1,815,583
     (a)Zumiez Inc. .....................................................................             55,700          1,904,940
                                                                                                                  --------------
                                                                                                                     13,166,423
                                                                                                                  --------------
        TECHNOLOGY SERVICES 14.3%
     (a)Alliance Data Systems Corp. .....................................................             55,600          2,366,892
        Autodesk Inc. ...................................................................             35,100          1,200,069
     (a)Cognizant Technology Solutions Corp., A .........................................             95,000          4,662,600
     (a)Google Inc., A ..................................................................             15,000          4,316,400
     (a)NAVTEQ Corp. ....................................................................             28,200          1,239,954
     (a)Neustar Inc., A .................................................................             90,300          2,528,400
     (a)Salesforce.com Inc. .............................................................             71,600          1,686,180
     (a)SRA International Inc., A .......................................................             43,600          1,621,920
     (a)VeriSign Inc. ...................................................................             46,200          1,215,522
     (a)Yahoo! Inc. .....................................................................             70,400          2,347,136
                                                                                                                  --------------
                                                                                                                     23,185,073
                                                                                                                  --------------
        TRANSPORTATION 1.5%
        Knight Transportation Inc. ......................................................             99,000          2,341,350
                                                                                                                  --------------
        TOTAL COMMON STOCKS (COST $124,459,983) .........................................                           154,072,338
                                                                                                                  --------------

        SHORT TERM INVESTMENT (COST $13,334,023) 8.2%
        MONEY FUND 8.2%
     (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ...................         13,334,023         13,334,023
                                                                                                                  --------------
        TOTAL INVESTMENTS (COST $137,794,006) 103.2% ....................................                           167,406,361
        OTHER ASSETS, LESS LIABILITIES (3.2)% ...........................................                            (5,248,864)
                                                                                                                  --------------
        NET ASSETS 100.0% ...............................................................                         $ 162,157,497
                                                                                                                  ==============

      See Selected Portfolio Abbreviations on page 58

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                                        SHARES/WARRANTS         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS 92.9%
  BIOTECHNOLOGY 82.2%
  (a),(b)Abgenix Inc. ...................................................................            299,400      $   3,104,778
  (a),(b)Adolor Corp. ...................................................................            529,700          5,143,387
  (a),(b)Affymetrix Inc. ................................................................            107,500          5,019,175
  (a),(b)Alexion Pharmaceuticals Inc. ...................................................             88,500          2,304,540
  (a),(b)Alkermes Inc. ..................................................................            740,600         11,479,300
      (a)Amgen Inc. .....................................................................            633,500         50,521,625
  (a),(b)Arena Pharmaceuticals Inc. .....................................................            233,800          2,027,046
      (a)Biogen Idec Inc. ...............................................................            724,622         28,470,398
      (a)Celgene Corp. ..................................................................            414,700         19,843,395
      (a)Charles River Laboratories International Inc. ..................................             87,200          4,246,640
  (a),(b)Cotherix Inc. ..................................................................            241,300          3,457,829
  (a),(b)Cubist Pharmaceuticals Inc. ....................................................            696,900         11,910,021
      (a)Curis Inc. .....................................................................             66,800            314,294
  (a),(b)CV Therapeutics Inc. ...........................................................            123,100          3,467,727
  (a),(b)DOV Pharmaceutical Inc. ........................................................            280,100          5,924,115
  (a),(b)Encysive Pharmaceuticals Inc. ..................................................            171,200          2,175,952
      (a)Exelixis Inc. ..................................................................            631,925          5,598,855
      (a)Genentech Inc. .................................................................            444,000         39,662,520
      (a)Genzyme Corp. ..................................................................            476,300         35,441,483
      (a)Gilead Sciences Inc. ...........................................................            717,900         32,169,099
  (a),(b)Human Genome Sciences Inc. .....................................................            686,600         10,058,690
  (a),(b)Idenix Pharmaceuticals Inc. ....................................................             56,900          1,448,674
  (a),(b)ImClone Systems Inc. ...........................................................            123,500          4,285,450
  (a),(b)Incyte Corp. ...................................................................            437,300          3,485,281
  (a),(b)Inhibitex Inc. .................................................................            441,550          3,797,330
      (a)Inhibitex Inc., wts., 11/10/09 .................................................             85,395                 --
  (a),(b)InterMune Inc. .................................................................            243,600          3,685,668
      (a)Invitrogen Corp. ...............................................................            115,600          9,915,012
  (a),(b)Ista Pharmaceuticals Inc. ......................................................            334,400          3,337,312
      (a)Keryx Biopharmaceuticals Inc. ..................................................            700,700         11,750,739
      (a)Kosan Biosciences Inc. .........................................................          1,036,191          9,232,462
  (a),(b)Medarex Inc. ...................................................................            390,100          3,803,475
      (a)Medicines Co. ..................................................................            535,200         11,683,416
      (a)MedImmune Inc. .................................................................            626,917         17,810,712
  (a),(b)MGI Pharma Inc. ................................................................            457,900         12,500,670
      (a)Millennium Pharmaceuticals Inc. ................................................            514,529          5,315,085
  (a),(b)NABI Biopharmaceuticals ........................................................            361,900          5,424,881
      (a)Neurocrine Biosciences Inc. ....................................................            128,400          6,366,072
      (a)Nuvelo Inc. ....................................................................            698,216          6,388,676
  (a),(b)Onyx Pharmaceuticals Inc. ......................................................            122,100          2,863,245
      (a)OSI Pharmaceuticals Inc. .......................................................             99,400          4,105,220
      (a)Protein Design Labs Inc. .......................................................            648,500         14,779,315
      (a)Rigel Pharmaceuticals Inc. .....................................................            230,300          4,984,844
  (a),(b)Serologicals Corp. .............................................................            133,100          3,061,300
         Serono SA, B (Switzerland) .....................................................             10,386          6,973,958
  (a),(b)SuperGen Inc. ..................................................................            931,400          6,640,882
  (a),(b)Tanox Inc. .....................................................................            216,800          3,033,032


6 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
         FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                                 SHARES/WARRANTS        VALUE
--------------------------------------------------------------------------------------------------------------------------------
         COMMON STOCKS AND WARRANTS (CONT.)
         BIOTECHNOLOGY (CONT.)
      (a)Telik Inc. .....................................................................            671,100      $  11,408,700
      (a)Theravance Inc. ................................................................            148,400          3,116,400
  (a),(b)Titan Pharmaceuticals Inc. .....................................................            419,600            906,336
      (a)Trimeris Inc. ..................................................................            242,000          3,281,520
      (a)Vertex Pharmaceuticals Inc. ....................................................            303,600          4,842,420
                                                                                                                  --------------
                                                                                                                    472,568,956
                                                                                                                  --------------
         MEDICAL SPECIALTIES 2.3%
      (a)Cypress Bioscience Inc. ........................................................            246,200          3,372,940
      (a)Molecular Devices Corp. ........................................................            130,954          2,785,391
  (a),(b)Nektar Therapeutics ............................................................            368,500          6,913,060
                                                                                                                  --------------
                                                                                                                     13,071,391
                                                                                                                  --------------
         OTHER PHARMACEUTICALS 8.4%
  (a),(b)AtheroGenics Inc. ..............................................................            330,800          5,507,820
  (a),(b)Avanir Pharmaceuticals, A ......................................................          1,593,100          5,193,506
  (a),(b)Axcan Pharma Inc. (Canada) .....................................................            424,200          6,405,420
  (a),(b)Favrille Inc. ..................................................................            173,100            870,693
      (a)Inspire Pharmaceuticals Inc. ...................................................            705,823          6,659,440
  (a),(b)Pharmion Corp. .................................................................            340,700          8,394,848
  (a),(b)Pozen Inc. .....................................................................            425,100          3,507,075
  (a),(b)Sepracor Inc. ..................................................................            223,500         11,700,225
                                                                                                                  --------------
                                                                                                                     48,239,027
                                                                                                                  --------------
         TOTAL COMMON STOCKS AND WARRANTS (COST $347,566,476) ...........................                           533,879,374
                                                                                                                  --------------

                                                                                              ----------------
                                                                                                   SHARES
                                                                                              ----------------
         CONVERTIBLE PREFERRED STOCK (COST $10,000,002) 1.8%
         BIOTECHNOLOGY 1.8%
  (a),(c)Fibrogen Inc., cvt. pfd., E ....................................................          2,227,172         10,133,633
                                                                                                                  --------------
         TOTAL LONG TERM INVESTMENTS (COST $357,566,478) ................................                           544,013,007
                                                                                                                  --------------
         SHORT TERM INVESTMENT (COST $21,483,896) 3.7%
         MONEY FUND 3.7%
      (d)Franklin Institutional Fiduciary Trust Money Market Portfolio ..................         21,483,896         21,483,896
                                                                                                                  --------------

                                                                                              ----------------
                                                                                              PRINCIPAL AMOUNT
                                                                                              ----------------
         REPURCHASE AGREEMENTS 17.1%
  (e),(f)Banc of America Securities LLC, 3.32%, 8/01/05 (Maturity Value $20,007,378)
           Collateralized by U.S. Government Agency Securities, 3.341 - 6.50%,
            4/01/18 - 8/01/35 ...........................................................      $  20,001,844      $  20,001,844
  (e),(f)Bear, Stearns & Co., Inc., 3.30%, 8/01/05 (Maturity Value $3,820,400)
           Collateralized by U.S. Government Agency Securities, 3.517 - 5.817%,
            3/01/17 - 8/01/35 ...........................................................          3,819,350          3,819,350
  (e),(f)Goldman, Sachs & Co., 3.31%, 8/01/05 (Maturity Value $19,642,221)
           Collateralized by U.S. Government Agency Securities, 3.214 - 11.00%,
            2/01/07 - 2/01/43 ...........................................................         19,636,805         19,636,805
  (e),(f)J.P. Morgan Securities Inc., 3.30%, 8/01/05 (Maturity Value $17,369,367)
           Collateralized by U.S. Government Agency Securities, 3.875 - 4.125%,
            7/15/08 - 4/15/14 ...........................................................         17,364,592         17,364,592


                                         Quarterly Statements of Investments | 7

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                                       PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENTS (CONT.)
(e),(f)Merrill Lynch Government Securities Inc., 3.31%, 8/01/05 (Maturity Value $14,819,449)
         Collateralized by U.S. Government Agency Securities, 1.57 - 6.625%,
          8/08/05 - 8/06/38; (g)U.S. Government Agency Discount Notes, 8/01/05 - 5/15/30 .........   $  14,815,362   $  14,815,362
(e),(f)Morgan Stanley & Co. Inc., 3.31%, 8/01/05 (Maturity Value $23,008,460)
         Collateralized by U.S. Government Agency Securities, 5.00 - 5.50%,
          6/01/33 - 7/01/35 ....................................................................        23,002,115      23,002,115
                                                                                                                     --------------
     TOTAL REPURCHASE AGREEMENTS (COST $98,640,068) ............................................                        98,640,068
                                                                                                                     --------------
     TOTAL INVESTMENTS (COST $477,690,442) 115.5% ..............................................                       664,136,971
     OTHER ASSETS, LESS LIABILITIES (15.5)% ....................................................                       (89,323,537)
                                                                                                                     --------------
     NET ASSETS 100.0% .........................................................................                     $ 574,813,434
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 58.

(a)   Non-income producing.

(b)   A portion or all of the security is on loan as of July 31, 2005.

(c)   See Note 2 regarding restricted and illiquid securities.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(e) At July 31, 2005, all repurchase agreements had been entered into on July 29, 2005.

(f)   Investment from cash collateral received for loaned securities.

(g) A portion or all of the security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BLUE CHIP FUND                                                   COUNTRY               SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 96.3%
      COMMERCIAL SERVICES 1.1%
      Moody's Corp. ....................................................     United States             54,000     $   2,554,740
                                                                                                                  --------------
      COMMUNICATIONS 2.1%
      SBC Communications Inc. ..........................................     United States             75,000         1,833,750
      Vodafone Group PLC, ADR ..........................................     United Kingdom           115,000         2,970,450
                                                                                                                  --------------
                                                                                                                      4,804,200
                                                                                                                  --------------
      CONSUMER DURABLES 1.5%
      D.R. Horton Inc. .................................................     United States             85,000         3,491,800
                                                                                                                  --------------
      CONSUMER NON-DURABLES 5.3%
      Altria Group Inc. ................................................     United States             60,000         4,017,600
      Anheuser-Busch Cos. Inc. .........................................     United States             40,000         1,774,000
      Coca-Cola Co. ....................................................     United States             80,000         3,500,800
      Procter & Gamble Co. .............................................     United States             50,000         2,781,500
                                                                                                                  --------------
                                                                                                                     12,073,900
                                                                                                                  --------------
      CONSUMER SERVICES 3.6%
   (a)Univision Communications Inc., A .................................     United States             65,000         1,838,200
      Viacom Inc., B ...................................................     United States             90,000         3,014,100
      The Walt Disney Co. ..............................................     United States            130,000         3,333,200
                                                                                                                  --------------
                                                                                                                      8,185,500
                                                                                                                  --------------
      DISTRIBUTION SERVICES 2.7%
      Cardinal Health Inc. .............................................     United States             45,000         2,681,100
      SYSCO Corp. ......................................................     United States             95,000         3,425,700
                                                                                                                  --------------
                                                                                                                      6,106,800
                                                                                                                  --------------
      ELECTRONIC TECHNOLOGY 12.3%
      Applied Materials Inc. ...........................................     United States             90,000         1,661,400
      Boeing Co. .......................................................     United States             35,000         2,310,350
   (a)Cisco Systems Inc. ...............................................     United States            200,000         3,830,000
   (a)Dell Inc. ........................................................     United States            110,000         4,451,700
   (a)EMC Corp. ........................................................     United States            120,000         1,642,800
      Intel Corp. ......................................................     United States            195,000         5,292,300
      KLA-Tencor Corp. .................................................     United States             40,000         2,068,000
      Linear Technology Corp. ..........................................     United States             40,000         1,554,400
   (a)Logitech International SA, ADR ...................................      Switzerland              80,000         3,116,800
      Nokia Corp., ADR .................................................        Finland                65,000         1,036,750
      Xilinx Inc. ......................................................     United States             45,000         1,275,750
                                                                                                                  --------------
                                                                                                                     28,240,250
                                                                                                                  --------------
      ENERGY MINERALS 8.0%
      BP PLC, ADR ......................................................     United Kingdom            68,000         4,479,840
      Devon Energy Corp. ...............................................     United States             65,000         3,645,850
      ExxonMobil Corp. .................................................     United States            142,000         8,342,500
      Peabody Energy Corp. .............................................     United States             30,000         1,972,200
                                                                                                                  --------------
                                                                                                                     18,440,390
                                                                                                                  --------------


                                         Quarterly Statements of Investments | 9

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BLUE CHIP FUND                                                    COUNTRY              SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      FINANCE 18.3%
      AFLAC Inc. .......................................................     United States             60,000     $   2,706,000
      American International Group Inc. ................................     United States             35,000         2,107,000
      Bank of America Corp. ............................................     United States            110,000         4,796,000
   (a)Berkshire Hathaway Inc., A .......................................     United States                 40         3,340,000
      Capital One Financial Corp. ......................................     United States             30,000         2,475,000
      Citigroup Inc. ...................................................     United States            155,000         6,742,500
      Countrywide Financial Corp. ......................................     United States             60,000         2,160,000
      Fifth Third Bancorp ..............................................     United States             95,000         4,094,500
      Freddie Mac ......................................................     United States            109,000         6,897,520
      Goldman Sachs Group Inc. .........................................     United States             10,000         1,074,800
      Investors Financial Services Corp. ...............................     United States             40,000         1,376,800
      Wells Fargo & Co. ................................................     United States             70,000         4,293,800
                                                                                                                  --------------
                                                                                                                     42,063,920
                                                                                                                  --------------
      HEALTH SERVICES 1.3%
   (a)Caremark Rx Inc. .................................................     United States             65,000         2,897,700
                                                                                                                  --------------
      HEALTH TECHNOLOGY 9.3%
   (a)Amgen Inc. .......................................................     United States             40,000         3,190,000
      Johnson & Johnson ................................................     United States             80,000         5,116,800
      Medtronic Inc. ...................................................     United States             65,000         3,506,100
      Merck & Co. Inc. .................................................     United States             30,000           931,800
      Pall Corp. .......................................................     United States            100,000         3,097,000
      Pfizer Inc. ......................................................     United States            205,000         5,432,500
                                                                                                                  --------------
                                                                                                                     21,274,200
                                                                                                                  --------------
      INDUSTRIAL SERVICES 1.1%
      GlobalSantaFe Corp. ..............................................     Cayman Islands            57,000         2,564,430
                                                                                                                  --------------
      NON-ENERGY MINERALS 1.8%
      Alcoa Inc. .......................................................     United States             63,000         1,767,150
      Freeport McMoRan Copper & Gold Inc., B ...........................     United States             60,000         2,416,800
                                                                                                                  --------------
                                                                                                                      4,183,950
                                                                                                                  --------------
      PROCESS INDUSTRIES 3.7%
      Bunge Ltd. .......................................................     United States             82,000         5,033,980
      Cabot Corp. ......................................................     United States            100,000         3,459,000
                                                                                                                  --------------
                                                                                                                      8,492,980
                                                                                                                  --------------
      PRODUCER MANUFACTURING 8.2%
      3M Co. ...........................................................     United States             45,000         3,375,000
      General Electric Co. .............................................     United States            140,000         4,830,000
   (a)Mettler-Toledo International Inc. ................................      Switzerland              85,000         4,462,500
      PACCAR Inc. ......................................................     United States             35,000         2,527,700
      United Technologies Corp. ........................................     United States             70,000         3,549,000
                                                                                                                  --------------
                                                                                                                     18,744,200
                                                                                                                  --------------


10 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BLUE CHIP FUND                                                       COUNTRY              SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      RETAIL TRADE 7.4%
      Best Buy Co. Inc. ...................................................      United States            40,000     $   3,064,000
   (a)Kohl's Corp. ........................................................      United States            40,000         2,254,000
      Lowe's Cos. Inc. ....................................................      United States            42,000         2,781,240
      Tiffany & Co. .......................................................      United States           105,000         3,573,150
      Wal-Mart Stores Inc. ................................................      United States           110,000         5,428,500
                                                                                                                     --------------
                                                                                                                        17,100,890
                                                                                                                     --------------
      TECHNOLOGY SERVICES 5.3%
      First Data Corp. ....................................................      United States            55,000         2,262,700
      International Business Machines Corp. ...............................      United States            30,000         2,503,800
      Microsoft Corp. .....................................................      United States           115,000         2,945,150
      Paychex Inc. ........................................................      United States            80,000         2,792,800
   (a)Yahoo! Inc. .........................................................      United States            50,000         1,667,000
                                                                                                                     --------------
                                                                                                                        12,171,450
                                                                                                                     --------------
      TRANSPORTATION 1.6%
      Fedex Corp. .........................................................      United States            45,000         3,784,050
                                                                                                                     --------------
      UTILITIES 1.7%
      Entergy Corp. .......................................................      United States            50,000         3,897,000
                                                                                                                     --------------
      TOTAL COMMON STOCKS (COST $190,139,385) .............................                                            221,072,350
                                                                                                                     --------------
      SHORT TERM INVESTMENT (COST $8,782,302) 3.8%
      MONEY FUND 3.8%
   (b)Franklin Institutional Fiduciary Trust Money Market Portfolio .......      United States         8,782,302         8,782,302
                                                                                                                     --------------
      TOTAL INVESTMENTS (COST $198,921,687) 100.1% ........................                                            229,854,652
      OTHER ASSETS, LESS LIABILITIES (0.1)% ...............................                                               (320,794)
                                                                                                                     --------------
      NET ASSETS 100.0% ...................................................                                          $ 229,533,858
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 58.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                                               SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 91.3%
        COMMERCIAL SERVICES 2.1%
        Moody's Corp. .................................................................             629,300       $  29,772,183
        Robert Half International Inc. ................................................             629,300          21,326,977
                                                                                                                  --------------
                                                                                                                     51,099,160
                                                                                                                  --------------
        COMMUNICATIONS 0.7%
        Vodafone Group PLC, ADR (United Kingdom) ......................................             700,000          18,081,000
                                                                                                                  --------------
        CONSUMER DURABLES 0.9%
 (a),(b)Electronic Arts Inc. ..........................................................             400,000          23,040,000
                                                                                                                  --------------
        CONSUMER NON-DURABLES 2.8%
        PepsiCo Inc. ..................................................................             419,500          22,875,335
        Procter & Gamble Co. ..........................................................             423,600          23,564,868
 (a),(b)Quiksilver Inc. ...............................................................           1,300,000          21,827,000
                                                                                                                  --------------
                                                                                                                     68,267,203
                                                                                                                  --------------
        CONSUMER SERVICES 4.2%
     (a)eBay Inc. .....................................................................             700,000          29,246,000
     (a)Entravision Communications Corp. ..............................................           1,250,000          10,687,500
        Hilton Hotels Corp. ...........................................................             650,000          16,087,500
 (a),(b)Pixar .........................................................................             262,200          11,277,222
 (a),(b)Univision Communications Inc., A ..............................................             734,100          20,760,348
        The Walt Disney Co. ...........................................................             500,000          12,820,000
                                                                                                                  --------------
                                                                                                                    100,878,570
                                                                                                                  --------------
        DISTRIBUTION SERVICES 0.7%
        SYSCO Corp. ...................................................................             451,800          16,291,908
                                                                                                                  --------------
        ELECTRONIC TECHNOLOGY 15.3%
     (a)Altera Corp. ..................................................................           1,258,500          27,523,395
     (a)Apple Computer Inc. ...........................................................             367,100          15,656,815
     (a)Cisco Systems Inc. ............................................................           1,344,600          25,749,090
     (a)Dell Inc. .....................................................................             943,900          38,199,633
        Intel Corp. ...................................................................             815,100          22,121,814
     (b)KLA-Tencor Corp. ..............................................................             340,900          17,624,530
        L-3 Communications Holdings Inc. ..............................................             160,600          12,563,738
     (a)Lam Research Corp. ............................................................             839,000          23,869,550
        Linear Technology Corp. .......................................................             635,400          24,691,644
     (a)Marvell Technology Group Ltd. (Bermuda) .......................................             300,000          13,107,000
     (a)Network Appliance Inc. ........................................................             500,000          12,755,000
        QUALCOMM Inc. .................................................................             734,100          28,989,609
        Rockwell Automation Inc. ......................................................             734,100          37,813,491
        Rockwell Collins Inc. .........................................................             600,000          29,280,000
     (a)Varian Inc. ...................................................................             422,230          15,820,958
 (a),(b)Varian Semiconductor Equipment Associates Inc. ................................             400,400          16,624,608
 (a),(b)Vitesse Semiconductor Corp. ...................................................           4,500,000           9,990,000
                                                                                                                  --------------
                                                                                                                    372,380,875
                                                                                                                  --------------


12 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLEX CAP GROWTH FUND                                                                   SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   ENERGY MINERALS 4.4%
        Apache Corp. ................................................................              524,400        $  35,868,960
        ExxonMobil Corp. ............................................................              524,400           30,808,500
        Peabody Energy Corp. ........................................................              600,000           39,444,000
                                                                                                                  --------------
                                                                                                                    106,121,460
                                                                                                                  --------------
        FINANCE 10.9%
        Calamos Asset Management Inc., A ............................................              524,400           15,123,696
 (a),(b)CapitalSource Inc. ..........................................................            1,258,500           24,641,430
        City National Corp. .........................................................              419,500           30,652,865
        Countrywide Financial Corp. .................................................              734,098           26,427,528
     (a)E*TRADE Financial Corp. .....................................................            1,887,800           29,279,778
        Freddie Mac .................................................................              387,000           24,489,360
        Golden West Financial Corp. .................................................              372,000           24,224,640
        Investors Financial Services Corp. ..........................................              500,000           17,210,000
     (b)The PMI Group Inc. ..........................................................              262,200           10,737,090
        UCBH Holdings Inc. ..........................................................            1,048,800           19,161,576
        Wells Fargo & Co. ...........................................................              681,700           41,815,478
                                                                                                                  --------------
                                                                                                                    263,763,441
                                                                                                                  --------------
        HEALTH SERVICES 6.2%
     (a)Community Health Systems Inc. ...............................................              850,000           32,818,500
        Quest Diagnostics Inc. ......................................................              419,500           21,537,130
     (a)Stericycle Inc. .............................................................              500,000           29,060,000
     (a)VCA Antech Inc. .............................................................            1,900,000           45,106,000
     (a)Wellpoint Inc. ..............................................................              300,000           21,222,000
                                                                                                                  --------------
                                                                                                                    149,743,630
                                                                                                                  --------------
        HEALTH TECHNOLOGY 17.9%
     (a)Amgen Inc. ..................................................................              850,000           67,787,500
        Beckman Coulter Inc. ........................................................              375,000           20,377,500
     (b)Biomet Inc. .................................................................              472,000           17,997,360
        Cooper Cos. Inc. ............................................................              350,000           24,045,000
     (a)Gen-Probe Inc. ..............................................................              209,800            9,250,082
     (a)Genentech Inc. ..............................................................              269,300           24,056,569
     (a)Gilead Sciences Inc. ........................................................              700,000           31,367,000
     (a)Invitrogen Corp. ............................................................              419,500           35,980,515
        Johnson & Johnson ...........................................................              629,300           40,250,028
     (a)Kinetic Concepts Inc. .......................................................              288,400           17,295,348
 (a),(b)Nuvelo Inc. .................................................................              667,300            6,105,795
        Pfizer Inc. .................................................................              700,000           18,550,000
 (a),(b)ResMed Inc. .................................................................              314,600           21,078,200
     (a)St. Jude Medical Inc. .......................................................              550,000           26,075,500
     (a)Varian Medical Systems Inc. .................................................            1,048,800           41,175,888
 (a),(b)Zimmer Holdings Inc. ........................................................              419,500           34,550,020
                                                                                                                  --------------
                                                                                                                    435,942,305
                                                                                                                  --------------


                                        Quarterly Statements of Investments | 13

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                                                SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        INDUSTRIAL SERVICES 2.1%
 (a),(b)Jacobs Engineering Group Inc. .................................................             340,900       $  20,072,192
     (b)Smith International Inc. ......................................................             472,000          32,067,680
                                                                                                                  --------------
                                                                                                                     52,139,872
                                                                                                                  --------------
        PROCESS INDUSTRIES 4.8%
        Air Products & Chemicals Inc. .................................................             315,660          18,863,842
        Bunge Ltd. ....................................................................             472,000          28,976,080
        Ecolab Inc. ...................................................................             524,400          17,609,352
 (a),(b)Headwaters Inc. ...............................................................             900,000          38,475,000
        Praxair Inc. ..................................................................             241,400          11,922,746
                                                                                                                  --------------
                                                                                                                    115,847,020
                                                                                                                  --------------
        PRODUCER MANUFACTURING 0.3%
        PACCAR Inc. ...................................................................             100,000           7,222,000
                                                                                                                  --------------
        REAL ESTATE INVESTMENT TRUSTS 1.6%
     (b)Alexandria Real Estate Equities Inc. ..........................................             312,300          25,124,535
        Catellus Development Corp. ....................................................             369,476          13,323,304
                                                                                                                  --------------
                                                                                                                     38,447,839
                                                                                                                  --------------
        RETAIL TRADE 3.8%
 (a),(b)Aeropostale Inc. ..............................................................             524,400          15,653,340
        Big 5 Sporting Goods Corp. ....................................................             499,900          13,822,235
     (a)Chico's FAS Inc. ..............................................................             524,400          21,033,684
 (a),(b)Hot Topic Inc. ................................................................             500,000           8,520,000
        Lowe's Cos. Inc. ..............................................................             183,500          12,151,370
        Walgreen Co. ..................................................................             450,000          21,537,000
                                                                                                                  --------------
                                                                                                                     92,717,629
                                                                                                                  --------------
        TECHNOLOGY SERVICES 10.6%
     (a)Accenture Ltd., A (Bermuda) ...................................................             500,000          12,520,000
     (b)Adobe Systems Inc. ............................................................             500,000          14,820,000
     (a)Cognizant Technology Solutions Corp., A .......................................             681,700          33,457,836
     (a)Cognos Inc. (Canada) ..........................................................             629,300          24,618,216
        Fair Isaac Corp. ..............................................................             500,000          18,815,000
        First Data Corp. ..............................................................             419,500          17,258,230
     (a)Google Inc., A ................................................................             104,700          30,128,472
     (b) Infosys Technologies Ltd., ADR (India) .......................................             200,000          14,236,000
 (a),(b)Intuit Inc. ...................................................................             314,600          15,100,800
        Paychex Inc. ..................................................................             524,400          18,306,804
     (a)VeriSign Inc. .................................................................             600,000          15,786,000
     (a)Yahoo! Inc. ...................................................................           1,277,000          42,575,180
                                                                                                                  --------------
                                                                                                                    257,622,538
                                                                                                                  --------------


14 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLEX CAP GROWTH FUND                                                                      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       TRANSPORTATION 1.7%
       Expeditors International of Washington Inc. .............................................          734,100    $   40,412,205
                                                                                                                     ---------------
       UTILITIES 0.3%
       American States Water Co. ...............................................................          262,200         8,154,420
                                                                                                                     ---------------
       TOTAL COMMON STOCKS (COST $1,597,363,534) ...............................................                      2,218,173,075
                                                                                                                     ---------------
       CONVERTIBLE PREFERRED STOCKS 0.6%
       ELECTRONIC TECHNOLOGY 0.0%
(a),(c)Anda Networks, cvt. pfd., D .............................................................          145,772                --
(a),(c)Kestrel Solutions, cvt. pfd., D .........................................................          124,712                --
                                                                                                                     ---------------
                                                                                                                                 --
                                                                                                                     ---------------
       HEALTH TECHNOLOGY 0.6%
(a),(c)Fibrogen Inc., cvt. pfd., E .............................................................        2,227,171        10,133,628
(a),(c)Masimo Corp., cvt. pfd., F ..............................................................          772,727         4,249,999
                                                                                                                     ---------------
                                                                                                                         14,383,627
                                                                                                                     ---------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $22,124,992) ...................................                         14,383,627
                                                                                                                     ---------------
       TOTAL LONG TERM INVESTMENTS (COST $1,619,488,526) .......................................                      2,232,556,702
                                                                                                                     ---------------
       SHORT TERM INVESTMENT 12.2%
       MONEY FUND (COST $191,770,626) 7.9%
    (d)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........................      191,770,626       191,770,626
                                                                                                                     ---------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------

       REPURCHASE AGREEMENTS 4.3%
(e),(f)Banc of America Securities LLC, 3.32%, 8/01/05 (Maturity Value $10,002,767)
        Collateralized by U.S. Goverment Agency Securities, 3.341 - 6.50%,
         4/01/18 - 8/01/35 .....................................................................   $   10,000,000        10,000,000
(e),(f)Bear, Stearns & Co., Inc., 3.30%, 8/01/05 (Maturity Value $3,467,953)
        Collateralized by U.S. Goverment Agency Securities, 3.517 - 5.817%,
         3/01/17 - 8/01/35 .....................................................................        3,467,000         3,467,000
(e),(f)Citigroup Global Markets Inc., 3.31%, 8/01/05 (Maturity Value $10,468,887)
        Collateralized by U.S. Goverment Agency Securities, 0.875 - 12.75%, 8/15/05 - 8/16/38;
         (g)U.S. Government Agency Discount Notes, 8/03/05 - 5/15/30 ...........................       10,466,000        10,466,000
(e),(f)Goldman, Sachs & Co., 3.31%, 8/01/05 (Maturity Value $22,006,068)
        Collateralized by U.S. Goverment Agency Securities, 3.214 - 11.00%,
         2/01/07 - 2/01/43 .....................................................................       22,000,000        22,000,000
(e),(f)J. P. Morgan Securities Inc., 3.30%, 8/01/05 (Maturity Value $18,063,966)
        Collateralized by U.S. Goverment Agency Securities, 3.875 - 4.125%,
         7/15/08 - 4/15/14 .....................................................................       18,059,000        18,059,000
(e),(f)Merrill Lynch Government Securities Inc., 3.31%, 8/01/05 (Maturity Value $15,678,323)
        Collateralized by U.S. Goverment Agency Securities, 1.57 - 6.625%, 8/25/05 - 8/06/38;
         (g)U.S. Government Agency Discount Notes, 8/01/05 - 5/15/30 ...........................       15,674,000        15,674,000


                                        Quarterly Statements of Investments | 15

FRANKLIN STRATEGIC SERIES

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLEX CAP GROWTH FUND                                                             PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENTS (CONT.)
(e),(f)Morgan Stanley & Co. Inc., 3.31%, 8/01/05 (Maturity Value $24,006,620)
       Collateralized by U.S. Goverment Agency Securities, 5.00 - 5.50%, 6/01/33 - 7/01/35 .....   $  24,000,000    $    24,000,000
                                                                                                                    ----------------
       TOTAL REPURCHASE AGREEMENTS (COST $103,666,000) .........................................                        103,666,000
                                                                                                                    ----------------
       TOTAL INVESTMENTS (COST $1,914,925,152) 104.1% ..........................................                      2,527,993,328
       OTHER ASSETS, LESS LIABILITIES (4.1)% ...................................................                        (98,626,619)
                                                                                                                    ----------------
       NET ASSETS 100.0% .......................................................................                    $ 2,429,366,709
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 58.

(a)   Non-income producing.

(b)   A portion or all of the security is on loan as of July 31, 2005.

(c)   See Note 2 regarding restricted and illiquid securities.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(e) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2005, all repurchase agreements had been entered into on July 29, 2005.

(f)   Investment from cash collateral received for loaned securities.

(g) A portion or all of the security is traded on a discount basis with no stated coupon rate.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GLOBAL COMMUNICATIONS FUND                                            COUNTRY               SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 98.4%
     ADVERTISING/MARKETING SERVICES 2.6%
  (a)Focus Media Holding Ltd., ADR ......................................          China                 32,300      $     622,744
  (a)Getty Images Inc. ..................................................      United States             13,400          1,082,050
                                                                                                                     --------------
                                                                                                                         1,704,794
                                                                                                                     --------------
     BROADCASTING 9.2%
  (a)Central European Media Enterprises Ltd.,(a) ........................      United States             21,400          1,034,048
  (a)Entravision Communications Corp. ...................................      United States             47,300            404,415
     Gray Television Inc., B ............................................      United States             37,900            487,015
     Grupo Televisa SA, ADR .............................................         Mexico                 26,600          1,754,802
  (a)Radio One Inc., D ..................................................      United States             25,100            331,571
  (a)Univision Communications Inc.,(a) ..................................      United States             36,800          1,040,704
  (a)XM Satellite Radio Holdings Inc.,(a) ...............................      United States             26,800            954,884
                                                                                                                     --------------
                                                                                                                         6,007,439
                                                                                                                     --------------
     COMPUTER COMMUNICATIONS 0.9%
  (a)Avaya Inc. .........................................................      United States             55,200            570,216
                                                                                                                     --------------
     DATA PROCESSING SERVICES 2.1%
  (a)Neustar Inc.,(a) ...................................................      United States             47,700          1,335,600
                                                                                                                     --------------
     ELECTRONICS DISTRIBUTORS 1.1%
  (a)Brightpoint Inc. ...................................................      United States             30,700            744,475
                                                                                                                     --------------
     INTERNET SOFTWARE/SERVICES 3.9%
  (a)Google Inc.,(a) ....................................................      United States              2,500            719,400
  (a)OpenTV Corp.,(a) ...................................................      United States            114,900            381,468
  (a)VeriSign Inc. ......................................................      United States             21,900            576,189
  (a)Yahoo! Inc. ........................................................      United States             25,000            833,500
                                                                                                                     --------------
                                                                                                                         2,510,557
                                                                                                                     --------------
     MAJOR TELECOMMUNICATIONS 19.9%
     Alltel Corp. .......................................................      United States             44,200          2,939,300
     BellSouth Corp. ....................................................      United States             60,700          1,675,320
     Hutchison Telecommunications International Ltd. ....................        Hong Kong              267,000            307,418
     PT Telekomunikasi Indonesia, B .....................................        Indonesia            1,407,400            796,641
     SBC Communications Inc. ............................................      United States             40,700            995,115
     Sprint Corp. .......................................................      United States            108,400          2,915,960
     Telecom Corp. of New Zealand Ltd. ..................................       New Zealand             310,036          1,328,193
     Telus Corp. ........................................................         Canada                 55,700          1,943,930
                                                                                                                     --------------
                                                                                                                        12,901,877
                                                                                                                     --------------
     MEDIA CONGLOMERATES 6.0%
     News Corp. Ltd.,(a) ................................................      United States             40,600            665,028
  (a)Time Warner Inc. ...................................................      United States             38,200            650,164
     Viacom Inc., B .....................................................      United States             45,600          1,527,144
     The Walt Disney Co. ................................................      United States             40,900          1,048,676
                                                                                                                     --------------
                                                                                                                         3,891,012
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 17

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL COMMUNICATIONS FUND                                     COUNTRY                 SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       MOVIES/ENTERTAINMENT 2.4%
    (a)Outdoor Channel Holdings Inc. ...................................     United States             57,400     $     790,398
    (a)Pixar ...........................................................     United States             18,400           791,384
                                                                                                                  --------------
                                                                                                                      1,581,782
                                                                                                                  --------------
       PACKAGED SOFTWARE 0.5%
       Autodesk Inc. ...................................................     United States              9,000           307,710
                                                                                                                  --------------
       SEMICONDUCTORS 1.9%
    (a)Marvell Technology Group Ltd. ...................................        Bermuda                27,800         1,214,582
                                                                                                                  --------------
       SPECIALTY TELECOMMUNICATIONS 12.9%
    (a)American Tower Corp., A .........................................     United States             80,200         1,842,996
       Citizens Communications Co. .....................................     United States             50,600           664,884
       Commonwealth Telephone Enterprises Inc. .........................     United States             29,300         1,254,040
    (a)Crown Castle International Corp. ................................     United States             49,038         1,067,067
       Orascom Telecom, GDR ............................................         Egypt                 17,200           836,264
    (a)SpectraSite Inc. ................................................     United States             21,800         1,781,060
    (a)Time Warner Telecom Inc., A .....................................     United States            141,400           960,106
                                                                                                                  --------------
                                                                                                                      8,406,417
                                                                                                                  --------------
       TELECOMMUNICATIONS EQUIPMENT 12.0%
    (a)Comverse Technology Inc. ........................................     United States             27,900           705,591
    (a)Corning Inc. ....................................................     United States             53,100         1,011,555
       Harris Corp. ....................................................     United States              5,200           192,764
    (a)Lucent Technologies Inc. ........................................     United States            154,000           451,220
       Nokia Corp., ADR ................................................        Finland               164,100         2,617,395
       QUALCOMM Inc. ...................................................     United States             40,300         1,591,447
    (a)Research in Motion Ltd. .........................................         Canada                 4,700           332,102
    (a)Trimble Navigation Ltd. .........................................     United States             22,900           892,184
                                                                                                                  --------------
                                                                                                                      7,794,258
                                                                                                                  --------------
       WIRELESS COMMUNICATIONS 23.0%
       America Movil SA de CV, L, ADR ..................................         Mexico               201,600         4,487,616
    (a)Europolitan Holdings AB .........................................         Sweden               134,100           854,085
    (a)Nextel Communications Inc., A ...................................     United States             34,800         1,211,040
    (a)Nextel Partners Inc., A .........................................     United States             61,300         1,526,370
    (a)NII Holdings Inc., B ............................................     United States             34,500         2,568,180
       Rogers Communications Inc., B ...................................         Canada                73,800         2,728,309
    (a)UbiquiTel Inc. ..................................................     United States             77,700           710,178
       Vodafone Group PLC, ADR .........................................     United Kingdom            32,900           849,807
                                                                                                                  --------------
                                                                                                                     14,935,585
                                                                                                                  --------------
       TOTAL COMMON STOCKS (COST $49,777,303) ..........................                                             63,906,304
                                                                                                                  --------------
       CONVERTIBLE PREFERRED STOCK (COST $1,249,994) 0.0%
       TELECOMMUNICATIONS EQUIPMENT 0.0%
(a),(b)Kestrel Solutions, cvt. pfd., D .................................     United States             95,932                --
                                                                                                                  --------------
       TOTAL LONG TERM INVESTMENTS (COST $51,027,297) ..................                                             63,906,304
                                                                                                                  --------------


18 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN GLOBAL COMMUNICATIONS FUND                                         COUNTRY              SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENT (COST $824,777) 1.3%
     MONEY FUND 1.3%

  (c)Franklin Institutional Fiduciary Trust Money Market Portfolio .......    United States           824,777     $     824,777
                                                                                                                  --------------
     TOTAL INVESTMENTS (COST $51,852,074) 99.7% ..........................                                           64,731,081
     OTHER ASSETS, LESS LIABILITIES 0.3% .................................                                              167,811
                                                                                                                  --------------
     NET ASSETS 100.0% ...................................................                                        $  64,898,892
                                                                                                                  ==============

See Selected Portfolio Abbreviations on page 58.

(a)   Non-income producing.

(b)   See Note 2 regarding restricted and illiquid securities.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN GLOBAL HEALTH CARE FUND                                              COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 93.6%
     BIOTECHNOLOGY 12.3%
  (a)Amgen Inc. ..........................................................      United States          57,700      $   4,601,575
  (a)Angiotech Pharmaceuticals Inc. ......................................         Canada              31,100            419,228
  (a)Biogen Idec Inc. ....................................................      United States          34,600          1,359,434
  (a)Celgene Corp. .......................................................      United States          24,600          1,177,110
  (a)Charles River Laboratories International Inc. .......................      United States          15,800            769,460
  (a)Invitrogen Corp. ....................................................      United States          23,900          2,049,903
  (a)Ista Pharmaceuticals Inc. ...........................................      United States          55,100            549,898
  (a)Keryx Biopharmaceuticals Inc. .......................................      United States          99,300          1,665,261
  (a)MGI Pharma Inc. .....................................................      United States          30,400            829,920
  (a)Neurocrine Biosciences Inc. .........................................      United States          13,800            684,204
  (a)Protein Design Labs Inc. ............................................      United States          42,900            977,691
  (a)Regeneration Technologies Inc. ......................................      United States          61,600            469,392
  (a)SuperGen Inc. .......................................................      United States          48,700            347,231
  (a)Telik Inc. ..........................................................      United States          45,100            766,700
  (a)Xenogen Corp. .......................................................      United States          56,900            178,097
                                                                                                                   --------------
                                                                                                                      16,845,104
                                                                                                                   --------------
     ELECTRICAL PRODUCTS 0.6%
  (a)Greatbatch Inc. .....................................................      United States          32,100            777,141
                                                                                                                   --------------
     ELECTRONIC EQUIPMENT/INSTRUMENTS 1.0%
  (a)Thermo Electron Corp. ...............................................      United States          45,800          1,367,588
                                                                                                                   --------------
     GENERIC PHARMACEUTICALS 2.3%
  (a)Andrx Group .........................................................      United States          17,500            324,625
  (a)Impax Laboratories Inc. .............................................      United States          53,200            845,880
  (a)Taro Pharmaceutical Industries Ltd. .................................      United States          44,000          1,033,560
  (a)Watson Pharmaceuticals Inc. .........................................      United States          28,600            955,240
                                                                                                                   --------------
                                                                                                                       3,159,305
                                                                                                                   --------------
     HOSPITAL/NURSING MANAGEMENT 4.8%
  (a)Community Health Systems Inc. .......................................      United States          71,200          2,749,032
  (a)Genesis HealthCare Corp. ............................................      United States          17,150            771,235
  (a)LifePoint Hospitals Inc. ............................................      United States          36,400          1,702,064
  (a)Triad Hospitals Inc. ................................................      United States          28,800          1,430,496
                                                                                                                   --------------
                                                                                                                       6,652,827
                                                                                                                   --------------
     INDUSTRIAL SPECIALTIES 1.0%
     Mine Safety Appliances Co. ..........................................      United States          28,100          1,374,090
                                                                                                                   --------------
     MAJOR PHARMACEUTICALS 27.8%
     Abbott Laboratories .................................................      United States          35,600          1,660,028
     Eli Lilly & Co. .....................................................      United States          22,900          1,289,728
     Johnson & Johnson ...................................................      United States         108,100          6,914,076
     Merck KGaA ..........................................................         Germany             37,600          3,342,840
     Novartis AG .........................................................       Switzerland           81,600          3,969,371
     Pfizer Inc. .........................................................      United States         232,360          6,157,540
     Roche Holding AG ....................................................       Switzerland           43,000          5,844,757
     Sanofi-Aventis ......................................................         France              15,900          1,375,426
     Wyeth ...............................................................      United States         166,100          7,599,075
                                                                                                                   --------------
                                                                                                                      38,152,841
                                                                                                                   --------------


20 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

----------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN GLOBAL HEALTH CARE FUND                                           COUNTRY               SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        MANAGED HEALTH CARE 13.0%
        Aetna Inc. ........................................................     United States            34,600     $   2,678,040
     (a)Caremark Rx Inc. ..................................................     United States            62,400         2,781,792
     (a)Centene Corp. .....................................................     United States            21,000           615,300
     (a)Coventry Health Care Inc. .........................................     United States            28,500         2,015,805
     (a)Health Net Inc., A ................................................     United States            33,800         1,311,440
     (a)Molina Healthcare Inc. ............................................     United States            11,400           272,916
     (a)PacifiCare Health Systems Inc. ....................................     United States            18,300         1,394,460
     (a)Sierra Health Services Inc. .......................................     United States            21,600         1,456,704
     (a)Wellpoint Inc. ....................................................     United States            76,400         5,404,536
                                                                                                                    --------------
                                                                                                                       17,930,993
                                                                                                                    --------------
        MEDICAL DISTRIBUTORS 1.0%
        Cardinal Health Inc. ..............................................     United States            21,900         1,304,802
                                                                                                                    --------------
        MEDICAL SPECIALTIES 14.7%
     (a)Adams Respiratory Therapeutics Inc. ...............................     United States             2,200            64,900
     (a)Advanced Neuromodulation Systems Inc. .............................     United States            33,200         1,661,328
        Baxter International Inc. .........................................     United States            35,200         1,382,304
        Beckman Coulter Inc. ..............................................     United States            19,800         1,075,932
     (a)Boston Scientific Corp. ...........................................     United States            30,200           874,290
     (a)Cytyc Corp. .......................................................     United States            24,200           604,032
        DENTSPLY International Inc. .......................................     United States            38,400         2,140,800
     (a)Digene Corp. ......................................................     United States            34,100           991,969
     (a)Fisher Scientific International Inc. ..............................     United States            30,784         2,064,067
        Hillenbrand Industries Inc. .......................................     United States            21,400         1,100,174
     (a)INAMED Corp. ......................................................     United States            17,500         1,267,350
     (a)Kinetic Concepts Inc. .............................................     United States            17,000         1,019,490
     (a)Molecular Devices Corp. ...........................................     United States            51,400         1,093,278
     (a)Nektar Therapeutics ...............................................     United States            45,900           861,084
     (a)STAAR Surgical Co. ................................................     United States            79,100           417,648
     (a)Symmetry Medical Inc. .............................................     United States            17,700           441,261
     (a)Thermogenesis Corp. ...............................................     United States            82,800           475,272
     (a)Waters Corp. ......................................................     United States            18,600           842,208
     (a)Zimmer Holdings Inc. ..............................................     United States            17,000         1,400,120
     (a)Zoll Medical Corp. ................................................     United States            18,100           491,596
                                                                                                                    --------------
                                                                                                                       20,269,103
                                                                                                                    --------------
        MEDICAL/NURSING SERVICES 3.3%
     (a)DaVita Inc. .......................................................     United States            34,400         1,625,056
 (a),(d)Diagnosticos Da America SA, ADR, 144A .............................        Brazil                21,400           807,717
     (a)Kindred Healthcare Inc. ...........................................     United States            37,900         1,392,446
     (a)LHC Group Inc. ....................................................     United States            43,900           771,762
                                                                                                                    --------------
                                                                                                                        4,596,981
                                                                                                                    --------------
        OTHER PHARMACEUTICALS 4.8%
     (a)AtheroGenics Inc. .................................................     United States            33,000           549,450
     (a)Auxilium Pharmaceuticals Inc. .....................................     United States            55,200           352,728
     (a)Connetics Corp. ...................................................     United States            44,600           834,466
     (a)Forest Laboratories Inc. ..........................................     United States            37,500         1,497,000


                                        Quarterly Statements of Investments | 21

FRANKLIN STRATEGIC SERIES

-----------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN GLOBAL HEALTH CARE FUND                                           COUNTRY               SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        OTHER PHARMACEUTICALS (CONT.)
        Medicis Pharmaceutical Corp., A ...................................     United States             14,800     $     502,016
     (a)Pharmion Corp. ....................................................     United States             19,400           478,016
     (a)Sepracor Inc. .....................................................     United States             12,900           675,315
        Shire Pharmaceuticals Group PLC, ADR ..............................     United Kingdom            48,600         1,701,000
                                                                                                                     --------------
                                                                                                                         6,589,991
                                                                                                                     --------------
        PACKAGED SOFTWARE 0.4%
     (a)Intralase Corp. ...................................................     United States             27,400           571,290
                                                                                                                     --------------
        SERVICES TO THE HEALTH INDUSTRY 6.6%
     (a)Accredo Health Inc. ...............................................     United States             33,300         1,507,491
     (a)Emageon Inc. ......................................................     United States             21,200           294,680
     (a)HealthSouth Corp. .................................................     United States            209,100         1,120,776
        Omnicare Inc. .....................................................     United States             43,200         1,991,520
     (a)Pharmaceutical Product Development Inc. ...........................     United States             71,400         4,086,222
                                                                                                                     --------------
                                                                                                                         9,000,689
                                                                                                                     --------------
        TOTAL COMMON STOCKS (COST $102,777,350) ...........................                                            128,592,745
                                                                                                                     --------------
        CONVERTIBLE PREFERRED STOCK 0.5%
        HEALTH TECHNOLOGY 0.5%
 (a),(b)Masimo Corp., cvt. pfd., F ........................................     United States            136,364           750,002
                                                                                                                     --------------
        SHORT TERM INVESTMENT (COST $8,639,064) 6.3%
        MONEY FUND 6.3%
     (c)Franklin Institutional Fiduciary Trust Money Market Portfolio .....     United States          8,639,064         8,639,064
                                                                                                                     --------------
        TOTAL INVESTMENTS (COST $112,916,418) 100.4% ......................                                            137,981,811
        OTHER ASSETS, LESS LIABILITIES (0.4)% .............................                                               (556,875)
                                                                                                                     --------------
        NET ASSETS 100.0% .................................................                                          $ 137,424,936
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 58.

(a)   Non-income producing.

(b)   See Note 2 regarding restricted and illiquid securities.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NATURAL RESOURCES FUND                                         COUNTRY                 SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 96.3%
    ENERGY MINERALS 46.2%
     (a)Alpha Natural Resources Inc. ............................        United States              103,000       $   2,884,000
        Apache Corp. ............................................        United States               78,000           5,335,200
     (a)Bill Barrett Corp. ......................................        United States               33,000           1,055,670
     (a)Bois d'Arc Energy Inc. ..................................        United States               85,000           1,297,100
        BP PLC, ADR .............................................       United Kingdom              141,000           9,289,080
        Burlington Resources Inc. ...............................        United States               51,000           3,269,610
        Chesapeake Energy Corp. .................................        United States              135,000           3,524,850
        Chevron Corp. ...........................................        United States              130,000           7,541,300
        ConocoPhillips ..........................................        United States              146,000           9,138,140
        Devon Energy Corp. ......................................        United States              110,000           6,169,900
        ExxonMobil Corp. ........................................        United States              250,000          14,687,500
        Foundation Coal Holdings Inc. ...........................        United States               85,000           2,826,250
     (a)KCS Energy Inc. .........................................        United States              200,000           3,928,000
        Kerr-McGee Corp. ........................................        United States               31,861           2,555,571
     (a)Meridian Resource Corp. .................................        United States              160,000             809,600
     (a)Newfield Exploration Co. ................................        United States              202,000           8,582,980
        Noble Energy Inc. .......................................        United States               77,000           6,353,270
 (a),(b)Novatek OAO, GDR, 144A ..................................           Russia                   10,000             207,000
        Occidental Petroleum Corp. ..............................        United States              129,000          10,614,120
     (a)Parallel Petroleum Corp. ................................        United States              330,000           3,653,100
        Peabody Energy Corp. ....................................        United States              125,000           8,217,500
        Petroleo Brasileiro SA, ADR .............................           Brazil                   43,000           2,260,510
     (a)Royal Dutch Shell PLC, A, ADR ...........................       United Kingdom               41,100           2,518,608
     (a)Spinnaker Exploration Co. ...............................        United States               90,000           3,531,600
        Talisman Energy Inc. ....................................           Canada                  103,000           4,496,980
        Total SA, B, ADR ........................................           France                   76,000           9,500,000
        Unocal Corp. ............................................        United States               35,000           2,269,750
     (a)VAALCO Energy Inc. ......................................        United States              390,000           1,751,100
        Valero Energy Corp. .....................................        United States               11,000             910,580
     (a)Venture Production ......................................       United Kingdom              100,000             761,956
     (a)Warren Resources Inc. ...................................        United States              150,000           1,632,000
        Western Gas Resources Inc. ..............................        United States               40,000           1,601,600
        XTO Energy Inc. .........................................        United States               62,000           2,175,580
                                                                                                                  --------------
                                                                                                                    145,350,005
                                                                                                                  --------------
        INDUSTRIAL SERVICES 31.1%
        Baker Hughes Inc. .......................................        United States               84,000           4,749,360
        BJ Services Co. .........................................        United States               14,000             853,860
     (a)Cal Dive International Inc. .............................        United States               75,000           4,441,500
        ENSCO International Inc. ................................        United States              118,000           4,764,840
     (a)FMC Technologies Inc. ...................................        United States              150,000           5,437,500
     (a)Global Industries Ltd. ..................................        United States              240,000           2,354,400
        GlobalSantaFe Corp. .....................................       Cayman Islands              103,000           4,633,970
     (a)Grant Prideco Inc. ......................................        United States              146,000           4,686,600
     (a)Grey Wolf Inc. ..........................................        United States              305,000           2,339,350
     (a)Gulfmark Offshore Inc. ..................................        United States               72,000           1,982,880


                                        Quarterly Statements of Investments | 23

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN NATURAL RESOURCES FUND                                      COUNTRY                 SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       INDUSTRIAL SERVICES (CONT.)
       Halliburton Co. ............................................       United States              99,000       $   5,548,950
    (a)Hornbeck Offshore Services Inc. ............................       United States              55,000           1,644,500
    (a)Nabors Industries Ltd. .....................................          Bermuda                 86,000           5,628,700
    (a)National-Oilwell Varco Inc. ................................       United States             115,000           6,020,250
    (a)Newpark Resources Inc. .....................................       United States             255,000           2,157,300
       Noble Corp. ................................................       United States              90,000           6,046,200
    (a)Oil States International Inc. ..............................       United States              55,000           1,626,900
       Patterson UTI Energy Inc. ..................................       United States              75,000           2,462,250
    (a)PHI Inc. ...................................................       United States              55,000           1,489,950
    (a)Pioneer Drilling Co. .......................................       United States             140,000           2,111,200
    (a)Precision Drilling Corp. ...................................          Canada                  46,000           1,934,760
       Rowan Cos. Inc. ............................................       United States             200,000           6,832,000
       Smith International Inc. ...................................       United States              64,000           4,348,160
    (a)Superior Energy Services Inc. ..............................       United States             100,000           2,134,000
    (a)Superior Well Services Inc. ................................       United States              53,100             972,792
       Synagro Technologies Inc. ..................................       United States             285,000           1,493,400
       Technip SA, ADR ............................................          France                  46,000           2,467,900
       Tidewater Inc. .............................................       United States              40,000           1,614,800
    (a)Weatherford International Ltd. .............................          Bermuda                 80,000           5,062,400
                                                                                                                  --------------
                                                                                                                     97,840,672
                                                                                                                  --------------
       NON-ENERGY MINERALS 6.9%
       Alcoa Inc. .................................................       United States              85,000           2,384,250
       Barrick Gold Corp. .........................................          Canada                  85,000           2,082,500
    (a)Centerra Gold Inc. .........................................          Canada                  22,600             330,507
(a),(b)Centerra Gold Inc., 144A ...................................          Canada                  44,400             649,314
       Freeport McMoRan Copper & Gold Inc., B .....................       United States              91,000           3,665,480
    (a)Gammon Lake Resources Inc. .................................          Canada                 211,500           1,458,382
    (a)Meridian Gold Inc. .........................................       United States              76,000           1,355,840
       Newcrest Mining Ltd. .......................................         Australia                70,000             868,331
       Placer Dome Inc. ...........................................          Canada                 112,000           1,553,440
       Southern Peru Copper Corp. .................................       United States              40,000           2,048,000
       United States Steel Corp. ..................................       United States              30,000           1,279,500
       Xstrata AG .................................................        Switzerland              120,000           2,552,159
    (a)Zinifex Ltd. ...............................................         Australia               675,000           1,639,900
                                                                                                                  --------------
                                                                                                                     21,867,603
                                                                                                                  --------------
       PROCESS INDUSTRIES 9.3%
       Bunge Ltd. .................................................       United States              88,000           5,402,320
       Cabot Corp. ................................................       United States             100,000           3,459,000
       Dow Chemical Co. ...........................................       United States             110,000           5,274,500
       E.I. du Pont de Nemours & Co. ..............................       United States              55,000           2,347,400
    (a)Headwaters Inc. ............................................       United States             116,000           4,959,000
       Lyondell Chemical Co. ......................................       United States             120,000           3,352,800
       Minerals Technologies Inc. .................................       United States              42,000           2,614,080
       NOVA Chemicals Corp. .......................................          Canada                  51,000           1,785,000
(a),(c)Solutia Inc. ...............................................       United States             137,000              82,200
                                                                                                                  --------------
                                                                                                                     29,276,300
                                                                                                                  --------------


24 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN NATURAL RESOURCES FUND                                            COUNTRY              SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     PRODUCER MANUFACTURING 1.2%
     Gibraltar Industries Inc. ..........................................     United States            75,000     $   1,797,750
  (a)Terex Corp. ........................................................     United States            39,000         1,888,380
                                                                                                                  --------------
                                                                                                                      3,686,130
                                                                                                                  --------------
     TRANSPORTATION 1.6%
  (a)Aries Maritime Transport Ltd. ......................................        Bermuda              110,000         1,633,500
     Arlington Tankers Ltd. .............................................        Bermuda               62,700         1,454,013
     Nordic American Tanker Shipping Ltd. ...............................        Norway                27,000         1,229,850
     Top Tankers Inc. ...................................................        Greece                41,000           628,944
                                                                                                                  --------------
                                                                                                                      4,946,307
                                                                                                                  --------------
     TOTAL COMMON STOCKS (COST $208,944,426) ............................                                           302,967,017
                                                                                                                  --------------
     PREFERRED STOCKS 1.2%
     ENERGY MINERALS 0.1%
     Petroleo Brasileiro SA, ADR, pfd. ...................................       Brazil                10,000           457,200
                                                                                                                  --------------
     NON-ENERGY MINERALS 1.1%
     Cia Vale do Rio Doce, ADR, pfd., A .................................        Brazil               120,000         3,342,000
                                                                                                                  --------------
     TOTAL PREFERRED STOCKS (COST $3,433,670) ...........................                                             3,799,200
                                                                                                                  --------------
     TOTAL LONG TERM INVESTMENTS (COST $212,378,096) ....................                                           306,766,217
                                                                                                                  --------------
     SHORT TERM INVESTMENT (COST $10,134,855) 3.2%
     MONEY FUND 3.2%
  (d)Franklin Institutional Fiduciary Trust Money Market Portfolio ......     United States        10,134,855        10,134,855
                                                                                                                  --------------
     TOTAL INVESTMENTS (COST $222,512,951) 100.7% .......................                                           316,901,072
     OTHER ASSETS, LESS LIABILITIES (0.7)% ..............................                                            (2,255,151)
                                                                                                                  --------------
     NET ASSETS 100.0% ..................................................                                         $ 314,645,921
                                                                                                                  ==============

See Selected Portfolio Abbreviations on page 58.

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees.

(c)   See Note 4 regarding other considerations.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's Investment Manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN SMALL CAP GROWTH FUND II                                                               SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
      CLOSED END MUTUAL FUND (COST 6,961,992) 0.5%
      Ares Capital Corp. .................................................................            401,825      $   7,206,731
                                                                                                                   --------------
      COMMON STOCKS 99.2%
      COMMERCIAL SERVICES 3.2%
      CDI Corp. ..........................................................................            461,000         11,326,770
   (a)LECG Corp. .........................................................................            353,300          7,636,579
      Maximus Inc. .......................................................................            219,000          8,361,420
      National Financial Partners Corp. ..................................................            235,200         10,642,800
   (a)PRG-Schultz International Inc. .....................................................            220,600            697,096
   (a)ValueClick Inc. ....................................................................            522,300          6,706,332
                                                                                                                   --------------
                                                                                                                      45,370,997
                                                                                                                   --------------
      CONSUMER DURABLES 2.0%
      Clarcor Inc. .......................................................................            120,100          3,747,120
   (a)THQ Inc. ...........................................................................            382,800         13,390,344
      Winnebago Industries Inc. ..........................................................            275,700         10,639,263
                                                                                                                   --------------
                                                                                                                      27,776,727
                                                                                                                   --------------
      CONSUMER NON-DURABLES 0.4%
   (a)Prestige Brands Holdings Inc. ......................................................            402,300          4,525,875
   (a)Volcom Inc. ........................................................................             39,900          1,343,433
                                                                                                                   --------------
                                                                                                                       5,869,308
                                                                                                                   --------------
      CONSUMER SERVICES 7.2%
   (a)BJ's Restaurant Inc. ...............................................................            359,700          8,726,322
   (a)Entravision Communications Corp. ...................................................            878,600          7,512,030
      Four Seasons Hotels Inc. (Canada) ..................................................            175,100         11,644,150
      Jackson Hewitt Tax Service Inc. ....................................................            269,300          6,815,983
   (a)La Quinta Corp. ....................................................................          1,010,000          9,090,000
   (a)Lincoln Educational Services .......................................................            178,400          3,541,240
      Orient Express Hotels Ltd., A ......................................................            320,500         10,265,615
   (a)P.F. Chang's China Bistro Inc. .....................................................             47,500          2,707,025
   (a)Panera Bread Co. ...................................................................            195,000         11,358,750
   (a)Penn National Gaming Inc. ..........................................................            555,000         19,841,250
   (a)Red Robin Gourmet Burgers Inc. .....................................................             88,800          5,331,552
   (a)Scholastic Corp. ...................................................................            150,200          5,552,894
                                                                                                                   --------------
                                                                                                                     102,386,811
                                                                                                                   --------------
      ELECTRONIC TECHNOLOGY 19.1%
   (a)Actel Corp. ........................................................................            722,800         11,188,944
   (a)Arris Group Inc. ...................................................................            364,200          4,020,768
   (a)Avocent Corp. ......................................................................            488,799         17,039,533
   (a)Catapult Communications Corp. ......................................................            241,100          3,929,930
   (a)Coherent Inc. ......................................................................            300,700         10,235,828
   (a)Electro Scientific Industries Inc. .................................................            608,800         13,393,600
   (a)Essex Corp. ........................................................................            584,500         12,245,275
   (a)Exar Corp. .........................................................................            810,000         12,899,250
   (a)F5 Networks Inc. ...................................................................            111,200          4,690,416
   (a)FLIR Systems Inc. ..................................................................            436,100         14,343,329


26 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN SMALL CAP GROWTH FUND II                                                                SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     ELECTRONIC TECHNOLOGY (CONT.)
  (a)Integrated Circuit Systems Inc. .....................................................            627,400      $  13,727,512
  (a)Lasercard Corp. .....................................................................            182,500          1,157,050
  (a)Microtune Inc. ......................................................................          1,240,100          7,552,209
     National Instruments Corp. ..........................................................            595,502         16,346,530
  (a)Orbital Sciences Corp. ..............................................................            693,900          7,993,728
  (a)Photronics Inc. .....................................................................            239,400          6,425,496
  (a)Power Integrations Inc. .............................................................            604,200         13,957,020
  (a)Semtech Corp. .......................................................................          1,036,200         19,024,632
  (a)Silicon Laboratories Inc. ...........................................................            476,900         13,958,863
     Tektronix Inc. ......................................................................            252,600          6,330,156
  (a)Trimble Navigation Ltd. .............................................................            353,350         13,766,516
  (a)Varian Inc. .........................................................................            350,400         13,129,488
  (a)Varian Semiconductor Equipment Associates Inc. ......................................            502,000         20,843,040
  (a)ViaSat Inc. .........................................................................            503,300         11,243,722
  (a)ZiLOG Inc. ..........................................................................            556,200          2,196,990
                                                                                                                   --------------
                                                                                                                     271,639,825
                                                                                                                   --------------
     ENERGY MINERALS 3.1%
  (a)Alpha Natural Resources Inc. ........................................................            253,800          7,106,400
  (a)Bill Barrett Corp. ..................................................................            247,600          7,920,724
  (a)Denbury Resources Inc. ..............................................................            245,300         11,480,040
  (a)Spinnaker Exploration Co. ...........................................................            435,200         17,077,248
                                                                                                                   --------------
                                                                                                                      43,584,412
                                                                                                                   --------------
     FINANCE 8.2%
     Advance America Cash Advance Centers Inc. ...........................................            466,500          7,338,045
     Aspen Insurance Holdings Ltd. .......................................................            175,600          4,988,796
  (a)CapitalSource Inc. ..................................................................            516,000         10,103,280
     Doral Financial Corp. (Puerto Rico) .................................................            502,700          7,756,661
     East West Bancorp Inc. ..............................................................            283,400          9,777,300
     EMC Insurance Group Inc. ............................................................            217,725          4,086,698
     Financial Federal Corp. .............................................................            336,400         12,951,400
     First State Bancorp .................................................................            475,614         10,558,631
  (a)Franklin Bank Corp. .................................................................            240,600          4,419,822
  (a)GFI Group Inc. ......................................................................            161,800          5,661,382
     Greater Bay Bancorp .................................................................            457,921         12,011,268
     IPC Holdings Ltd. ...................................................................            214,800          8,688,660
  (a)NCO Group Inc. ......................................................................            515,300         10,501,814
  (a)Signature Bank ......................................................................             28,126            844,624
     Westamerica Bancorp .................................................................            113,300          6,203,175
                                                                                                                   --------------
                                                                                                                     115,891,556
                                                                                                                   --------------
     HEALTH SERVICES 8.4%
  (a)Centene Corp. .......................................................................            211,000          6,182,300
  (a)IDX Systems Corp. ...................................................................            194,000          6,208,000
  (a)LabOne Inc. .........................................................................            286,500         10,780,995
  (a)Molina Healthcare Inc. ..............................................................            134,000          3,207,960
  (a)PAREXEL International Corp. .........................................................            451,800          8,977,266


                                        Quarterly Statements of Investments | 27

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN SMALL CAP GROWTH FUND II                                                                SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     HEALTH SERVICES (CONT.)
  (a)Pharmaceutical Product Development Inc. .............................................            263,100      $  15,057,213
  (a)Psychiatric Solutions Inc. ..........................................................            240,500         11,587,290
  (a)Rehabcare Group Inc. ................................................................            362,200          8,439,260
  (a)Sierra Health Services Inc. .........................................................            211,800         14,283,792
  (a)Symbion Inc. ........................................................................            288,000          6,972,480
  (a)United Surgical Partners International Inc. .........................................            391,950         14,114,119
  (a)VCA Antech Inc. .....................................................................            563,300         13,372,742
                                                                                                                   --------------
                                                                                                                     119,183,417
                                                                                                                   --------------
     HEALTH TECHNOLOGY 10.2%
  (a)Adams Respiratory Therapeutics Inc. .................................................             22,500            663,750
  (a)Advanced Neuromodulation Systems Inc. ...............................................            273,900         13,705,956
  (a)American Medical Systems Holdings Ltd. ..............................................            782,200         18,186,150
  (a)Andrx Group .........................................................................            105,500          1,957,025
  (a)Angiotech Pharmaceuticals Inc. (Canada) .............................................            507,000          6,834,360
  (a)Digene Corp. ........................................................................            357,500         10,399,675
  (a)Impax Laboratories Inc. .............................................................            788,700         12,540,330
  (a)Medicines Co. .......................................................................            388,600          8,483,138
  (a)Merit Medical Systems Inc. ..........................................................            590,134         10,168,009
  (a)Molecular Devices Corp. .............................................................            304,200          6,470,334
  (a)Pharmion Corp. ......................................................................            218,100          5,373,984
  (a)Serologicals Corp. ..................................................................            325,400          7,484,200
     STERIS Corp. ........................................................................            441,700         12,000,989
  (a)Symmetry Medical Inc. ...............................................................            217,300          5,417,289
  (a)Taro Pharmaceutical Industries Ltd. .................................................            261,980          6,153,910
  (a)Telik Inc. ..........................................................................            613,300         10,426,100
  (a)Trimeris Inc. .......................................................................            680,535          9,228,055
                                                                                                                   --------------
                                                                                                                     145,493,254
                                                                                                                   --------------
     INDUSTRIAL SERVICES 4.6%
  (a)Cal Dive International Inc. .........................................................            578,500         34,258,770
  (a)FMC Technologies Inc. ...............................................................            369,616         13,398,580
  (a)Superior Energy Services Inc. .......................................................            602,300         12,853,082
  (a)Waste Connections Inc. ..............................................................            141,150          5,081,400
                                                                                                                   --------------
                                                                                                                      65,591,832
                                                                                                                   --------------
     NON-ENERGY MINERALS 0.5%
     Reliance Steel & Aluminum Co. .......................................................            160,800          7,512,576
                                                                                                                   --------------
     PROCESS INDUSTRIES 6.3%
     Cabot Corp. .........................................................................            453,300         15,679,647
  (a)Cabot Microelectronics Corp. ........................................................            234,000          7,036,380
  (a)FMC Corp. ...........................................................................            390,200         23,599,296
  (a)Headwaters Inc. .....................................................................            347,200         14,842,800
     Minerals Technologies Inc. ..........................................................            267,400         16,642,976
     Westlake Chemical Corp. .............................................................            372,800         11,787,936
                                                                                                                   --------------
                                                                                                                      89,589,035
                                                                                                                   --------------


28 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN SMALL CAP GROWTH FUND II                                                                SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     PRODUCER MANUFACTURING 5.6%
     Ametek Inc. .........................................................................            194,800      $   8,025,760
  (a)Flowserve Corp. .....................................................................            677,400         22,936,764
  (a)Greatbatch Inc. .....................................................................            578,400         14,003,064
     The Manitowoc Co. Inc. ..............................................................            214,700          9,801,055
  (a)Mettler-Toledo International Inc. (Switzerland) .....................................            123,900          6,504,750
     Oshkosh Truck Corp. .................................................................             92,400          7,835,520
     Wabash National Corp. ...............................................................            505,000         10,862,550
                                                                                                                   --------------
                                                                                                                      79,969,463
                                                                                                                   --------------
     REAL ESTATE DEVELOPMENT 1.1%
  (a)Jones Lang LaSalle Inc. .............................................................            304,800         15,011,400
                                                                                                                   --------------
     REAL ESTATE INVESTMENT TRUSTS 0.8%
     Innkeepers USA Trust ................................................................            442,800          6,805,836
  (a)MeriStar Hospitality Corp. ..........................................................            497,300          4,435,916
                                                                                                                   --------------
                                                                                                                      11,241,752
                                                                                                                   --------------
     RETAIL TRADE 4.8%
  (a)Cost Plus Inc. ......................................................................            366,000          8,245,980
     The Finish Line Inc., A .............................................................            300,400          5,434,236
     Fred's Inc. .........................................................................            413,950          7,989,235
  (a)Hot Topic Inc. ......................................................................            349,800          5,960,592
     Regis Corp. .........................................................................            224,900          9,391,824
  (a)Tractor Supply Co. ..................................................................            266,700         14,993,874
     Tuesday Morning Corp. ...............................................................            452,700         15,984,837
                                                                                                                   --------------
                                                                                                                      68,000,578
                                                                                                                   --------------
     TECHNOLOGY SERVICES 9.7%
  (a)Altiris Inc. ........................................................................            541,900          8,188,109
  (a)BearingPoint Inc. ...................................................................          1,209,500          9,929,995
  (a)Entrust Inc. ........................................................................          1,568,900          9,413,400
  (a)FileNET Corp. .......................................................................            531,300         15,019,851
     Global Payments Inc. ................................................................            246,300         16,314,912
  (a)Hyperion Solutions Corp. ............................................................            203,200          9,562,592
     Jack Henry & Associates Inc. ........................................................            417,000          8,031,420
  (a)JAMDAT Mobile Inc. ..................................................................            231,400          6,622,668
  (a)Macromedia Inc. .....................................................................            164,300          6,596,645
  (a)Marchex Inc., B .....................................................................            651,900         10,710,717
  (a)Micromuse Inc. ......................................................................            882,200          4,984,430
  (a)NetIQ Corp. .........................................................................            757,300          8,671,085
  (a)Quest Software Inc. .................................................................            884,100         12,598,425
  (a)Rightnow Technologies Inc. ..........................................................            564,600          6,357,396
  (a)Sapient Corp. .......................................................................            604,700          4,704,566
                                                                                                                   --------------
                                                                                                                     137,706,211
                                                                                                                   --------------


                                        Quarterly Statements of Investments | 29

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN SMALL CAP GROWTH FUND II                                                               SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     TRANSPORTATION 4.0%
     Forward Air Corp. ...................................................................           691,050     $    24,083,093
     Knight Transportation Inc. ..........................................................           507,500          12,002,375
  (a)Landstar System Inc. ................................................................           414,800          13,821,136
  (a)Republic Airways Holdings Inc. ......................................................           493,200           6,707,520
                                                                                                                 ----------------
                                                                                                                      56,614,124
                                                                                                                 ----------------
     TOTAL COMMON STOCKS (COST $1,065,003,720) ...........................................                         1,408,433,278
                                                                                                                 ----------------
     TOTAL LONG TERM INVESTMENTS (COST $1,071,965,712) ...................................                         1,415,640,009
                                                                                                                 ----------------

     SHORT TERM INVESTMENT (COST $5,672,125) 0.4%
     MONEY FUND 0.4%
  (b)Franklin Institutional Fiduciary Trust Money Market Portfolio .......................         5,672,125           5,672,125
                                                                                                                 ----------------
     TOTAL INVESTMENTS (COST $1,077,637,837) 100.1% ......................................                         1,421,312,134
     OTHER ASSETS, LESS LIABILITIES (0.1)% ...............................................                            (1,652,469)
                                                                                                                 ----------------
     NET ASSETS 100.0% ...................................................................                       $ 1,419,659,665
                                                                                                                 ================

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


30 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
          FRANKLIN SMALL-MID CAP GROWTH FUND                                                        SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
          COMMON STOCKS 97.8%
          COMMERCIAL SERVICES 3.7%
       (a)Corporate Executive Board Co. ................................................            650,700      $  52,498,476
          Dex Media Inc. ...............................................................          3,075,000         77,336,250
   (a),(b)Getty Images Inc. ............................................................            856,400         69,154,300
          Moody's Corp. ................................................................          1,473,800         69,725,478
          Robert Half International Inc. ...............................................          1,461,900         49,543,791
                                                                                                                 --------------
                                                                                                                   318,258,295
                                                                                                                 --------------
          COMMUNICATIONS 0.8%
       (b)NII Holdings Inc., B .........................................................            969,300         72,154,692
                                                                                                                 --------------
          CONSUMER DURABLES 2.9%
          Harman International Industries Inc. .........................................            727,400         62,520,030
   (a),(b)Hovnanian Enterprises Inc., A ................................................            648,700         45,850,116
   (a),(b)NVR Inc. .....................................................................             80,800         75,790,400
          The Ryland Group Inc. ........................................................            805,800         65,108,640
                                                                                                                 --------------
                                                                                                                   249,269,186
                                                                                                                 --------------
          CONSUMER NON-DURABLES 2.3%
          Alberto-Culver Co. ...........................................................            416,700         18,801,504
   (a),(b)Dean Foods Inc. ..............................................................          2,305,400         82,302,780
      (b) NBTY Inc. ....................................................................             77,100          1,865,820
          Polo Ralph Lauren Corp. ......................................................          1,907,000         93,900,680
                                                                                                                 --------------
                                                                                                                   196,870,784
                                                                                                                 --------------
          CONSUMER SERVICES 2.6%
          Dow Jones & Co. Inc. .........................................................          1,207,700         45,324,981
(b),(c),(j)Foveon Inc., 144A ...........................................................          1,792,573            201,665
          Orient Express Hotels Ltd., A ................................................            629,600         20,166,088
          P.F. Chang's China Bistro Inc. ...............................................             30,100          1,715,399
   (a),(b)Pixar ........................................................................            502,100         21,595,321
   (a),(b)Weight Watchers International Inc. ...........................................          1,583,800         89,991,516
   (a),(b)XM Satellite Radio Holdings Inc., A ..........................................          1,276,300         45,474,569
                                                                                                                 --------------
                                                                                                                   224,469,539
                                                                                                                 --------------
          ELECTRONIC TECHNOLOGY 15.3%
   (a),(b)Altera Corp. .................................................................          2,923,900         63,945,693
   (a),(b)Avaya Inc. ...................................................................          1,958,600         20,232,338
       (a)Avid Technology Inc. .........................................................            374,300         15,402,445
       (b)Avocent Corp. ................................................................          1,384,036         48,247,495
   (a),(b)Coherent Inc. ................................................................          1,250,000         42,550,000
   (a),(b)Dolby Laboratories Inc., A ...................................................            543,600         10,344,708
       (a)Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) ...................          3,431,400        110,971,476
   (a),(b)FormFactor Inc. ..............................................................          1,451,870         37,951,882
          Harris Corp. .................................................................            996,400         36,936,548
          Intersil Corp., A ............................................................          4,272,500         82,758,325
          L-3 Communications Holdings Inc. .............................................          1,368,500        107,057,755


                                        Quarterly Statements of Investments | 31

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------------
         FRANKLIN SMALL-MID CAP GROWTH FUND                                                        SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
         COMMON STOCKS (CONT.)
         ELECTRONIC TECHNOLOGY (CONT.)
  (a),(b)Lam Research Corp. ............................................................          1,952,800     $   55,557,160
         Linear Technology Corp. .......................................................            940,300         36,540,058
         Microchip Technology Inc. .....................................................          4,258,600        132,314,702
         Rockwell Collins Inc. .........................................................          2,443,600        119,247,680
         Scientific-Atlanta Inc. .......................................................            616,400         23,731,400
  (a),(b)Semtech Corp. .................................................................          2,168,900         39,821,004
  (a),(b)Silicon Laboratories Inc. .....................................................          1,079,300         31,591,111
      (d)Tektronix Inc. ................................................................          4,865,900        121,939,454
      (b)Thermo Electron Corp. .........................................................          2,459,800         73,449,628
  (a),(b)Trimble Navigation Ltd. .......................................................          1,635,750         63,728,820
  (a),(b)Varian Inc. ...................................................................          1,044,300         39,129,921
                                                                                                                ---------------
                                                                                                                 1,313,449,603
                                                                                                                ---------------
         ENERGY MINERALS 4.3%
         Ashland Inc. ..................................................................            364,200         22,380,090
      (a)Chesapeake Energy Corp. .......................................................          5,289,200        138,101,012
      (b)Newfield Exploration Co. ......................................................          3,368,600        143,131,814
         Peabody Energy Corp. ..........................................................          1,063,800         69,934,212
                                                                                                                ---------------
                                                                                                                   373,547,128
                                                                                                                ---------------
         FINANCE 10.2%
      (b)Ameritrade Holding Corp. ......................................................          3,396,200         66,327,786
      (a)BlackRock Inc., A .............................................................            527,100         44,803,500
         Boston Private Financial Holdings Inc. ........................................            322,000          9,225,300
         Brown & Brown Inc. ............................................................            931,800         40,365,576
         Calamos Asset Management Inc., A ..............................................            331,300          9,554,692
  (a),(b)CapitalSource Inc. ............................................................          3,501,250         68,554,475
         Chicago Mercantile Exchange ...................................................            298,100         89,743,005
         City National Corp. ...........................................................            626,800         45,800,276
      (a)Commerce Bancorp Inc. .........................................................          1,171,400         39,745,602
         Cullen/Frost Bankers Inc. .....................................................            612,300         30,676,230
      (a)Doral Financial Corp. (Puerto Rico) ...........................................          3,709,100         57,231,413
      (b)E*TRADE Financial Corp. .......................................................          4,215,300         65,379,303
         East West Bancorp Inc. ........................................................            597,900         20,627,550
      (a)Federated Investors Inc., B ...................................................          3,383,400        108,065,796
         Montpelier Re Holdings Ltd. (Bermuda) .........................................          1,928,400         69,268,128
      (a)UCBH Holdings Inc. ............................................................          1,337,600         24,437,952
         Westcorp ......................................................................          1,271,900         73,706,605
         White Mountains Insurance Group Inc. ..........................................             17,870         11,418,930
                                                                                                                ---------------
                                                                                                                   874,932,119
                                                                                                                ---------------
         HEALTH SERVICES 7.7%
  (a),(b)Community Health Systems Inc. .................................................          2,931,000        113,165,910
      (b)Coventry Health Care Inc. .....................................................            947,400         67,009,602
      (b)Express Scripts Inc. ..........................................................            816,800         42,718,640
      (b)Health Net Inc., A ............................................................          1,677,600         65,090,880
  (a),(b)Lincare Holdings Inc. .........................................................            552,500         22,287,850


32 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------------
          FRANKLIN SMALL-MID CAP GROWTH FUND                                                        SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (CONT.)
           HEALTH SERVICES (CONT.)
        (b)Molina Healthcare Inc. .......................................................            526,000     $   12,592,440
        (b)PacifiCare Health Systems Inc. ...............................................          1,624,900        123,817,380
        (b)Pharmaceutical Product Development Inc. ......................................          1,304,200         74,639,366
    (a),(b)VCA Antech Inc. ..............................................................          1,974,100         46,865,134
        (b)Wellchoice Inc. ..............................................................          1,411,200         93,139,200
                                                                                                                 ---------------
                                                                                                                    661,326,402
                                                                                                                 ---------------
           HEALTH TECHNOLOGY 16.7%
    (a),(b)Adolor Corp. .................................................................          1,184,260         11,499,165
(a),(b),(d)Advanced Neuromodulation Systems Inc. ........................................          1,281,200         64,111,248
    (a),(b)American Medical Systems Holdings Ltd. .......................................          1,162,300         27,023,475
    (a),(b)Angiotech Pharmaceuticals Inc. (Canada) ......................................          1,338,600         18,044,328
           C.R. Bard Inc. ...............................................................          1,070,400         71,492,016
    (a),(b)Celgene Corp. ................................................................            977,600         46,778,160
        (b)Charles River Laboratories International Inc. ................................            436,600         21,262,420
        (b)Cytyc Corp. ..................................................................          2,436,000         60,802,560
           DENTSPLY International Inc. ..................................................            794,300         44,282,225
    (a),(b)Digene Corp. .................................................................            827,100         24,060,339
         b Exelixis Inc. ................................................................            233,075          2,065,044
    (a),(b)Fisher Scientific International Inc. .........................................          1,856,100        124,451,505
    (a),(b)INAMED Corp. .................................................................            908,700         65,808,054
        (b)Inspire Pharmaceuticals Inc. .................................................            993,200          9,370,842
    (a),(b)Invitrogen Corp. .............................................................            773,300         66,325,941
    (a),(b)IVAX Corp. ...................................................................          2,765,500         70,464,940
    (a),(b)Keryx Biopharmaceuticals Inc. ................................................            646,200         10,836,774
        (b)Kinetic Concepts Inc. ........................................................            669,800         40,167,906
    (a),(b)Medicines Co. ................................................................          1,089,000         23,772,870
    (a),(b)MGI Pharma Inc. ..............................................................          1,186,600         32,394,180
         b Millennium Pharmaceuticals Inc. ..............................................          1,637,697         16,917,410
    (a),(b)Neurocrine Biosciences Inc. ..................................................            200,000          9,916,000
           Pall Corp. ...................................................................          4,500,540        139,381,724
    (a),(b)Pharmion Corp. ...............................................................            332,200          8,185,408
    (a),(b)Protein Design Labs Inc. .....................................................            957,300         21,816,867
    (a),(b)Sepracor Inc. ................................................................            374,900         19,626,015
(a),(b),(d)Stereotaxis Inc. .............................................................          1,463,200         14,851,480
    (a),(b)Telik Inc. ...................................................................          2,221,800         37,770,600
    (a),(b)Trimeris Inc. ................................................................            321,600          4,360,896
    (a),(b) Varian Medical Systems Inc. .................................................          2,905,200        114,058,152
        (b)Waters Corp. .................................................................          2,508,900        113,602,992
    (a),(b)Watson Pharmaceuticals Inc. ..................................................          2,242,600         74,902,840
    (a),(b)Wright Medical Group Inc. ....................................................            852,900         22,055,994
                                                                                                                 ---------------
                                                                                                                  1,432,460,370
                                                                                                                 ---------------


                                        Quarterly Statements of Investments | 33

FRANKLIN STRATEGIC SERIES

-------------------------------------------------------------------------------------------------------------------------------
            FRANKLIN SMALL-MID CAP GROWTH FUND                                                     SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (CONT.)
            INDUSTRIAL SERVICES 3.0%
         (a)GlobalSantaFe Corp. (Cayman Islands) .......................................          1,111,000     $   49,983,890
     (a),(b)National-Oilwell Varco Inc. ................................................          2,544,946        133,227,923
         (a)Rowan Cos. Inc. ............................................................          2,090,200         71,401,232
                                                                                                                ---------------
                                                                                                                   254,613,045
                                                                                                                ---------------
            PROCESS INDUSTRIES 4.8%
            Bunge Ltd. .................................................................          2,245,890        137,875,187
            Cabot Corp. ................................................................          3,097,600        107,145,984
         (b)Headwaters Inc. ............................................................             59,600          2,547,900
            Lyondell Chemical Co. ......................................................          3,678,000        102,763,320
            NOVA Chemicals Corp. (Canada) ..............................................          1,842,300         64,480,500
                                                                                                                ---------------
                                                                                                                   414,812,891
                                                                                                                ---------------
            PRODUCER MANUFACTURING 6.7%
            Autoliv Inc. (Sweden) ......................................................          1,931,000         86,026,050
            Borg Warner Inc. ...........................................................          1,629,900         94,811,283
         (a)Gentex Corp. ...............................................................          6,308,400        112,415,688
     (a),(d)Gibraltar Industries Inc. ..................................................          1,785,650         42,802,030
            Kennametal Inc. ............................................................            748,000         35,552,440
         (b)Mettler-Toledo International Inc. (Switzerland) ............................          1,544,500         81,086,250
 (b),(c),(j)Mirapoint Inc., 144A .......................................................            682,128                 --
         (a)Oshkosh Truck Corp. ........................................................            762,400         64,651,520
         (b)Terex Corp. ................................................................          1,180,800         57,174,336
                                                                                                                ---------------
                                                                                                                   574,519,597
                                                                                                                ---------------
            RETAIL TRADE 4.7%
         (b)Advance Auto Parts Inc. ....................................................          1,090,400         75,193,984
         (b)Chico's FAS Inc. ...........................................................          3,274,200        131,328,162
            Dollar General Corp. .......................................................          3,427,900         69,654,928
         (a)Ross Stores Inc. ...........................................................          1,718,500         45,540,250
         (a)Tuesday Morning Corp. ......................................................          1,582,200         55,867,482
         (a)Whole Foods Market Inc. ....................................................            193,000         26,346,430
                                                                                                                ---------------
                                                                                                                   403,931,236
                                                                                                                ---------------
            TECHNOLOGY SERVICES 9.6%
         (b)Alliance Data Systems Corp. ................................................          1,643,000         69,942,510
     (a),(b)Amdocs Ltd. ................................................................          3,257,500         96,715,175
            Autodesk Inc. ..............................................................            629,500         21,522,605
     (a),(b)CNET Networks Inc. .........................................................          3,262,000         41,753,600
     (a),(b)Cognizant Technology Solutions Corp., A ....................................          3,145,000        154,356,600
            Fair Isaac Corp. ...........................................................          1,173,500         44,158,805
     (a),(b)FileNET Corp. ..............................................................            803,100         22,703,637
            Global Payments Inc. .......................................................            179,900         11,916,576
         (b)Hewitt Associates Inc. .....................................................          1,592,400         44,189,100
     (a),(b)Hyperion Solutions Corp. ...................................................          1,633,500         76,872,510
     (a),(b)InfoSpace Inc. .............................................................            238,700          5,762,218
     (a),(b)JAMDAT Mobile Inc. .........................................................            315,800          9,038,196
         (b)Kanbay International Inc. ..................................................            584,000         12,941,440
     (a),(b)Marchex Inc., B ............................................................          1,052,200         17,287,646


34 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

-----------------------------------------------------------------------------------------------------------------------------------
           FRANKLIN SMALL-MID CAP GROWTH FUND                                                          SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (CONT.)
           TECHNOLOGY SERVICES (CONT)
    (a),(b)Mercury Interactive Corp. .......................................................            996,300     $   39,224,331
    (a),(b)NAVTEQ Corp. ....................................................................          1,078,100         47,404,057
        (b)Nuance Communications Inc. ......................................................          1,348,700          6,473,760
    (a),(b)Quest Software Inc. .............................................................            662,200          9,436,350
    (a),(b)Salesforce.com Inc. .............................................................            483,800         11,393,490
        (b)VeriSign Inc. ...................................................................          2,480,500         65,261,955
    (a),(b)Websense Inc. ...................................................................            320,900         15,993,656
                                                                                                                    ---------------
                                                                                                                       824,348,217
                                                                                                                    ---------------
           TRANSPORTATION 2.5%
        (a)Expeditors International of Washington Inc. .....................................          2,134,500        117,504,225
           J.B. Hunt Transport Services Inc. ...............................................          5,093,760         99,990,509
                                                                                                                    ---------------
                                                                                                                       217,494,734
                                                                                                                    ---------------
           TOTAL COMMON STOCKS (COST $6,541,625,424) .......................................                         8,406,457,838
                                                                                                                    ---------------
           PREFERRED STOCK (COST $561,391) 0.0%(E)
           PRODUCER MANUFACTURING 0.0%(E)
    (b),(c)Mirapoint Inc., pfd .............................................................            301,661            561,391
                                                                                                                    ---------------
           CONVERTIBLE PREFERRED STOCKS 0.0%
           CONSUMER SERVICES 0.0%(E)
(b),(c),(j)Foveon Inc., cvt. pfd., E,144A ..................................................          2,597,593          2,635,024
                                                                                                                    ---------------
           ELECTRONIC TECHNOLOGY 0.0%
    (b),(c)Anda Networks, cvt. pfd., D .....................................................            364,431                 --
    (b),(c)Kestrel Solutions, cvt. pfd., D .................................................            239,831                 --
                                                                                                                    ---------------
           TOTAL CONVERTIBLE PREFERRED STOCKS (COST $10,760,022) ...........................                             2,635,024
                                                                                                                    ---------------
           TOTAL LONG TERM INVESTMENTS (COST $6,552,946,837) ...............................                         8,409,654,253
                                                                                                                    ---------------
           SHORT TERM INVESTMENTS 8.4%
           MONEY FUND (COST $173,793,752) 2.0%
        (f)Franklin Institutional Fiduciary Trust Money Market Portfolio ...................        173,793,752        173,793,752
                                                                                                                    ---------------

                                                                                                 ----------------
                                                                                                 PRINCIPAL AMOUNT
                                                                                                 ----------------
        (G)REPURCHASE AGREEMENTS 6.4%
           Joint Repurchase Agreement, 3.265%, 8/01/05 (Maturity Value $15,683,913)
             ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,522,908)
             Banc of America Securities LLC (Maturity Value $1,522,908)
             Barclays Capital Inc. (Maturity Value $1,522,908)
             Bear, Stearns & Co., Inc. (Maturity Value $708,128)
             BNP Paribas Securities Corp. (Maturity Value $1,522,908)
             Deutsche Bank Securities Inc. (Maturity Value $1,522,908)
             Goldman, Sachs & Co. (Maturity Value $1,522,908)
             Lehman Brothers Inc. (Maturity Value $1,269,613)
             Merrill Lynch Government Securities Inc. (Maturity Value $1,522,908)
             Morgan Stanley & Co. Inc. (Maturity Value $1,522,908)
             UBS Securities LLC (Maturity Value $1,522,908)
                 Collateralized by U.S. Government Agency Securities, 1.75 - 7.25%,
                 9/15/05 - 5/15/10;
              (h)U.S. Government Agency Discount Notes, 8/19/05 - 10/28/05; and
                 U.S. Treasury Notes, 2.50 - 6.50%, 5/31/06 - 3/15/10 ......................     $   15,679,647         15,679,647


                                        Quarterly Statements of Investments | 35

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------------
           FRANKLIN SMALL-MID CAP GROWTH FUND                                              PRINCIPAL AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
           REPURCHASE AGREEMENTS (CONT.)
        (i)Banc of America Securities LLC, 3.32%, 8/01/05 (Maturity Value $129,757,890)
            Collateralized by U.S. Government Agency Securities, 3.341 - 6.50%,
            4/01/18 - 8/01/35 .........................................................     $   129,722,000      $   129,722,000
        (i)Barclays Capital Inc., 3.30%, 8/01/05 (Maturity Value $61,187,822)
            Collateralized by U.S. Government Agency Securities, 3.63 - 6.38%,
            12/15/06 - 4/28/15;(h)U.S. Government Agency Discount Notes, 8/26/05 -
            4/28/06 ...................................................................          61,171,000           61,171,000
        (i)Barclays Capital Inc., 3.32%, 8/01/05 (Maturity Value $74,720,667)
            Collateralized by U.S. Government Agency Securities, 3.65 - 4.11%,
            11/30/07 - 2/16/10 ........................................................          74,700,000           74,700,000
        (i)Bear Stearns, & Co., Inc., 3.30%, 8/01/05 (Maturity Value $67,937,678)
            Collateralized by U.S. Government Agency Securities, 3.517 - 5.817%
            3/01/17 - 8/01/35 .........................................................          67,919,000           67,919,000
           Citigroup Global Markets Inc., 3.31%, 8/01/05 (Maturity Value $7,744,136)
            Collateralized by U.S. Government Agency Securities, 1.50 - 7.00%,
            8/15/05 - 7/15/32;(h)U.S. Government Agency Discount Notes, 8/01/05 -
            8/15/27 ...................................................................           7,742,000            7,742,000
           Goldman, Sachs & Co., 3.31%, 8/01/05 (Maturity Value $11,436,154)
            Collateralized by U.S. Government Agency Securities, 3.214 - 11.00%,
            2/01/07 - 2/01/43 .........................................................          11,433,000           11,433,000
        (i)J.P. Morgan Securities Inc., 3.31%, 8/01/05 (Maturity Value $23,607,510)
            Collateralized by U.S. Government Agency Securities, 4.50 - 9.50%,
            7/01/08 - 7/01/35 .........................................................          23,601,000           23,601,000
        (i)J.P. Morgan Securities Inc., 3.30%, 8/01/05 (Maturity Value $51,498,158)
            Collateralized by U.S. Government Agency Securities, 3.875 - 4.125%,
            7/15/08 - 4/15/14 .........................................................          51,484,000           51,484,000
        (i)Morgan Stanley & Co. Inc., 3.31%, 8/01/05 (Maturity Value $110,600,499)
            Collateralized by U.S. Government Agency Securities, 5.00 - 5.50%,
            6/01/33 - 7/01/35 .........................................................         110,570,000          110,570,000
                                                                                                                 ----------------
     TOTAL REPURCHASE AGREEMENTS (COST $554,021,647) ..................................                              554,021,647
                                                                                                                 ----------------
     TOTAL INVESTMENTS (COST $7,280,762,236) 106.2% ...................................                            9,137,469,652
     OTHER ASSETS, LESS LIABILITIES (6.2)% ............................................                             (534,464,417)
                                                                                                                 ----------------
     NET ASSETS 100.0% ................................................................                          $ 8,603,005,235
                                                                                                                 ================

See Selected Portfolio Abbreviations on page 58.

(a)   A portion or all of the security is on loan as of July 31, 2005.

(b)   Non-income producing.

(c)   See Note 2 regarding restricted and illiquid securities.

(d)   See Note 3 regarding holdings of 5% voting securities.

(e)   Rounds to less than 0.05% of net assets.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. gInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2005, all repurchase agreements had been entered into on July 29, 2005.

(h) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(i)   Investment from cash collateral received for loaned securities.

(j) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified instituional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidlines approved by the Fund's Board of Trustees.


36 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN STRATEGIC INCOME FUND                                                  COUNTRY              SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 0.0%(A)
     PRODUCER MANUFACTURING 0.0%(A)
  (b)Cambridge Industries Liquidating Trust Interest ........................     United States           516,372     $       2,582
  (b)VS Holdings ............................................................     United States            64,666                --
                                                                                                                      --------------
     TOTAL COMMON STOCKS (COST $64,666) .....................................                                                 2,582
                                                                                                                      --------------
     CONVERTIBLE PREFERRED STOCKS 0.6%
     ELECTRONIC TECHNOLOGY 0.2%
     Northrop Grumman Corp., 7.00%, cvt. pfd., B ............................     United States            17,800         2,220,550
                                                                                                                      --------------
     INDUSTRIAL SERVICES 0.2%
     Allied Waste Industries Inc., 6.25%, cvt. pfd ..........................     United States            47,000         2,323,210
                                                                                                                      --------------
     PROCESS INDUSTRIES 0.2%
     Huntsman Corp., 5.00%, cvt. pfd ........................................     United States            63,800         3,180,430
                                                                                                                      --------------
     TOTAL CONVERTIBLE PREFERRED STOCKS (COST $7,748,718) ...................                                             7,724,190
                                                                                                                      --------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(E)
                                                                                                  -------------------
  (c)SENIOR FLOATING RATE INTERESTS 6.2%
     COMMUNICATIONS 0.8%
     Alaska Communications Systems Holdings Inc., Incremental Term
       Loan, 5.59%, 2/01/12 .................................................     United States            55,000            55,831
     Alaska Communications Systems Holdings Inc., Term Loan, 5.49%,
       2/01/12 ..............................................................     United States         5,120,000         5,197,332
  (d)Hawaiian Telecom Communications Inc., Term Loan B, 5.73%,
       10/31/12 .............................................................     United States         4,559,000         4,625,247
                                                                                                                      --------------
                                                                                                                          9,878,410
                                                                                                                      --------------
     CONSUMER DURABLES 0.7%
     Sealy Mattress Co., Term Loan D, 5.09 - 5.17%, 4/06/12 .................     United States         4,489,227         4,534,120
     Stile Acquisition Corp. (Masonite), CAD Term Loan, 5.49 - 5.66%,
       4/05/13 ..............................................................        Canada             1,968,386         1,975,767
     Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 5.49 -
       5.66%, 4/05/13 .......................................................     United States         1,971,739         1,979,133
                                                                                                                      --------------
                                                                                                                          8,489,020
                                                                                                                      --------------
     CONSUMER NON-DURABLES 0.3%
     Constellation Brands Inc., Term Loan B, 4.75 - 5.69%,
       12/22/11 .............................................................     United States         4,012,250         4,079,399
                                                                                                                      --------------
     CONSUMER SERVICES 1.7%
     Mission Broadcasting Inc., Term Loan B, 5.24%, 10/01/12 ................     United States         2,009,158         2,024,227
     Nexstar Broadcasting Group Inc., Term Loan B, 5.24%,
       10/01/12 .............................................................     United States         2,120,842         2,141,166
  (d)Penn National Gaming Inc., Delay Draw, 7.25%, 7/13/12 ..................     United States           819,886           833,785


                                        Quarterly Statements of Investments | 37

FRANKLIN STRATEGIC SERIES

----------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN STRATEGIC INCOME FUND                                                COUNTRY      PRINCIPAL AMOUNT(E)      VALUE
----------------------------------------------------------------------------------------------------------------------------------
     SENIOR FLOATING RATE INTERESTS (CONT.)
     CONSUMER SERVICES (CONT.)
  (d)Penn National Gaming Inc., Term Loan B, 7.25%, 7/13/12 ...............     United States         1,639,772     $   1,667,571
  (d)R.H. Donnelley Inc., Term Loan A3, 5.10 - 5.33%, 12/31/09 ............     United States           467,000           472,740
     R.H. Donnelley Inc., Term Loan D, 5.11 - 5.30%, 6/30/11 ..............     United States         5,006,909         5,081,052
     Regal Cinemas Inc., Term Loan B, 5.24%, 11/10/10 .....................     United States         5,066,808         5,126,976
     UPC Financing Partnership, Term Loan H2, 6.25%, 9/30/12 ..............      Netherlands          3,700,000         3,730,832
                                                                                                                    --------------
                                                                                                                       21,078,349
                                                                                                                    --------------
     FINANCE 0.4%
     Fidelity National Information Services Inc., Term Loan B, 5.10%,
       3/08/13 ............................................................     United States         4,809,138         4,824,594
                                                                                                                    --------------
     HEALTH SERVICES 0.7%
     Lifepoint Hospitals Inc., Term Loan B, 5.013%, 4/15/12 ...............     United States         3,726,000         3,763,927
     Pacificare Health Systems Inc., Term Loan B, 4.94 - 5.19%,
       12/13/10 ...........................................................     United States         5,074,500         5,099,345
                                                                                                                    --------------
                                                                                                                        8,863,272
                                                                                                                    --------------
     PROCESS INDUSTRIES 0.3%
     Hexion Specialty Chemicals Inc., Tranche B-1, 5.88%, 5/31/12 .........     United States         1,348,314         1,366,974
     Hexion Specialty Chemicals Inc., Tranche B-3 Cl, 3.16%,
       5/31/12 ............................................................     United States           330,435           335,008
     Resolution Europe BV (Hexion), Tranche B-2, 5.88%, 5/31/12 ...........      Netherlands          1,861,957         1,885,232
                                                                                                                    --------------
                                                                                                                        3,587,214
                                                                                                                    --------------
     REAL ESTATE DEVELOPMENT 0.6%
     Macerich Co., Interim Facility, 4.89%, 3/31/06 .......................     United States         1,230,000         1,231,537
     Macerich Co., Term Loan B, 6.75%, 4/25/10 ............................     United States         2,833,000         2,843,624
     Maguire Properties Inc., Term Loan B, 5.09%, 3/15/10 .................     United States         3,412,222         3,439,793
                                                                                                                    --------------
                                                                                                                        7,514,954
                                                                                                                    --------------
     RETAIL TRADE 0.4%
     Jean Coutu Group (PJC) Inc., Term Loan B, 5.75 - 5.94%,
       7/30/11 ............................................................        Canada             3,629,970         3,692,362
  (d)The William Carter Co., Term Loan B, 5.24 - 5.65%, 7/14/12 ...........     United States           993,400         1,008,612
                                                                                                                    --------------
                                                                                                                        4,700,974
                                                                                                                    --------------
     TECHNOLOGY SERVICES 0.3%
  (d)Sungard Data Systems Inc., Term Loan, 7.75%, 2/11/13 .................     United States         2,940,000         2,987,775
                                                                                                                    --------------
     TOTAL SENIOR FLOATING RATE INTERESTS (COST $75,726,354) ..............                                            76,003,961
                                                                                                                    --------------
     BONDS 42.1%
     COMMERCIAL SERVICES 1.2%
     JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to
       5/17/07, 10.67% thereafter, 5/15/13 ................................     United States         1,800,000         1,296,000
     JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ...........     United States         3,500,000         3,596,250
     Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ..................     United States         5,000,000         5,337,500
  (f)R. R. Donnelley & Sons Co., 144A, 5.50%, 5/15/15 .....................     United States         5,000,000         4,975,365
                                                                                                                    --------------
                                                                                                                       15,205,115
                                                                                                                    --------------


38 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

----------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN STRATEGIC INCOME FUND                                              COUNTRY       PRINCIPAL AMOUNT(E)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
     BONDS (CONT.)
     COMMUNICATIONS 4.4%
     Dobson Cellular Systems Inc., senior secured note, 9.875%,
      11/01/12 ...........................................................     United States          5,000,000     $   5,556,250
     Inmarsat Finance PLC, senior note, 7.625%, 6/30/12 ..................     United Kingdom         2,599,995         2,765,745
     Inmarsat Finance PLC, senior note, zero cpn. to 11/15/08,
      10.375% thereafter, 11/15/12 .......................................     United Kingdom         1,500,000         1,207,500
  (f)Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 ............        Bermuda             3,500,000         3,675,000
     Intelsat Ltd., senior note, 6.50%, 11/01/13 .........................        Bermuda             2,500,000         2,062,500
     MCI Inc., senior note, 6.908%, 5/01/07 ..............................     United States          1,385,000         1,405,775
     MCI Inc., senior note, 7.688%, 5/01/09 ..............................     United States          2,000,000         2,090,000
     MCI Inc., senior note, 8.735%, 5/01/14 ..............................     United States          1,187,000         1,338,342
     Millicom International Cellular SA, senior note, 10.00%,
      12/01/13 ...........................................................       Luxembourg           5,000,000         5,200,000
     Nextel Communications Inc., senior note, 7.375%, 8/01/15 ............     United States          5,500,000         5,953,750
     Qwest Communications International Inc., senior note, 7.50%,
      2/15/14 ............................................................     United States          6,000,000         5,820,000
  (f)Qwest Communications International Inc., senior note, 144A,
      7.50%, 2/15/14 .....................................................     United States          1,000,000           970,000
     Rogers Wireless Communications Inc., senior secured note, 7.25%,
      12/15/12 ...........................................................         Canada             5,500,000         5,926,250
     Time Warner Telecom Holdings Inc., senior note, 9.25%,
      2/15/14 ............................................................     United States          2,800,000         2,863,000
  (f)Time Warner Telecom Holdings Inc., senior note, 144A, 9.25%,
      2/15/14 ............................................................     United States          1,200,000         1,227,000
     Verizon New York Inc., senior deb., A, 6.875%, 4/01/12 ..............     United States          5,500,000         5,999,967
                                                                                                                    --------------
                                                                                                                       54,061,079
                                                                                                                    --------------
     CONSUMER DURABLES 1.6%
     D.R. Horton Inc., senior note, 8.50%, 4/15/12 .......................     United States          6,000,000         6,578,832
     Ford Motor Credit Co., senior note, 7.25%, 10/25/11 .................     United States          2,000,000         1,970,854
     General Motors Acceptance Corp., 7.25%, 3/02/11 .....................     United States          4,500,000         4,388,134
     General Motors Acceptance Corp., 6.875%, 8/28/12 ....................     United States          1,500,000         1,438,452
     Simmons Co., senior sub. note, 7.875%, 1/15/14 ......................     United States          1,400,000         1,319,500
     William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ..............     United States          4,500,000         4,410,000
                                                                                                                    --------------
                                                                                                                       20,105,772
                                                                                                                    --------------
     CONSUMER NON-DURABLES 1.3%
     Smithfield Foods Inc., senior note, 7.00%, 8/01/11 ..................     United States          2,800,000         2,947,000
     Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ..................     United States          2,700,000         2,983,500
     Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 .............     United States            500,000           496,250
  (f)Spectrum Brands Inc., senior sub. note, 144A, 7.375%,
      2/01/15 ............................................................     United States          5,500,000         5,458,750
     Tyson Foods Inc., senior note, 8.25%, 10/01/11 ......................     United States          4,000,000         4,662,240
                                                                                                                    --------------
                                                                                                                       16,547,740
                                                                                                                    --------------


                                        Quarterly Statements of Investments | 39

FRANKLIN STRATEGIC SERIES

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME FUND                                               COUNTRY        PRINCIPAL AMOUNT(E)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       CONSUMER SERVICES 10.0%
    (g)Adelphia Communications Corp., senior note, 10.875%,
         10/01/10 ..........................................................     United States          3,000,000     $   2,617,500
       Advanstar Communications Inc., senior secured note, 10.75%,
         8/15/10 ...........................................................     United States          4,000,000         4,560,000
       AMC Entertainment Inc., senior note, B, 8.625%, 8/15/12 .............     United States          2,150,000         2,241,375
       AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12 ...........     United States          2,500,000         2,537,500
       Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .................     United States          5,500,000         5,713,125
       Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ...........     United States          2,500,000         2,525,000
       CanWest Media Inc., senior note, B, 7.625%, 4/15/13 .................         Canada             3,000,000         3,225,000
       CanWest Media Inc., senior sub. note, 10.625%, 5/15/11 ..............         Canada             2,000,000         2,190,000
       Cendant Corp., senior note, 7.375%, 1/15/13 .........................     United States          4,000,000         4,518,136
       Charter Communications Holdings II, senior note, 10.25%,
         9/15/10 ...........................................................     United States          5,000,000         5,187,500
       Charter Communications Holdings LLC, senior disc. note, 9.92%,
         4/01/11 ...........................................................     United States          1,500,000         1,179,375
       Clear Channel Communications Inc., senior note, 5.75%,
         1/15/13 ...........................................................     United States          6,000,000         5,799,366
       Comcast Corp., 5.65%, 6/15/35 .......................................     United States          6,000,000         5,873,322
       CSC Holdings Inc., senior deb., 7.625%, 7/15/18 .....................     United States          3,500,000         3,438,750
       Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ..........     United States          1,321,000         1,581,897
       Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...............     United States          3,500,000         4,007,500
       DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ..................     United States          2,585,000         2,879,044
    (f)DIRECTV Holdings LLC/Financing Co., senior note, 144A, 6.375%,
         6/15/15 ...........................................................     United States          2,000,000         2,005,000
       EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ...................     United States          5,500,000         5,506,875
(c),(f)Emmis Communications Corp., senior note, 144A, FRN, 9.314%,
         6/15/12 ...........................................................     United States            800,000           805,000
       Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ..............     United States          4,500,000         4,522,500
       Harrah's Operating Co. Inc., senior note, 5.50%, 7/01/10 ............     United States          4,500,000         4,583,952
       Interactive Corp., 7.00%, 1/15/13 ...................................     United States          4,500,000         4,730,895
    (f)Lighthouse International Co. SA, senior note, 144A, 8.00%,
         4/30/14 ...........................................................         Italy              4,500,000 EUR     5,680,854
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..............     United States          5,500,000         5,335,000
       News America Inc., 5.30%, 12/15/14 ..................................     United States          5,500,000         5,548,461
       Park Place Entertainment Inc., senior sub. note, 9.375%,
         2/15/07 ...........................................................     United States          2,000,000         2,130,000
       Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ......     United States          5,000,000         5,412,500
       Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
         13.75% thereafter, 7/15/11 ........................................         Canada             3,000,000         3,048,750
       Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ...........     United States          6,000,000         6,600,000
       Station Casinos Inc., senior note, 6.00%, 4/01/12 ...................     United States          1,200,000         1,218,000
       Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 ..............     United States          1,000,000         1,030,000
       Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 .............     United States          3,300,000         3,415,500
                                                                                                                      --------------
                                                                                                                        121,647,677
                                                                                                                      --------------
       ELECTRONIC TECHNOLOGY 1.7%
       Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ....       Singapore              900,000           931,500
       Flextronics International Ltd., senior sub. note, 6.25%,
         11/15/14 ..........................................................       Singapore            4,600,000         4,577,000


40 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

-----------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN STRATEGIC INCOME FUND                                               COUNTRY        PRINCIPAL AMOUNT(E)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     BONDS (CONT.)
     ELECTRONIC TECHNOLOGY (CONT.)
     L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 ..........     United States          5,500,000     $   5,403,750
  (f)L-3 Communications Corp., senior sub. note, 144A, 6.375%,
      10/15/15 ............................................................     United States            500,000           508,750
     Sanmina-Sci Corp., senior sub. note, 6.75%, 3/01/13 ..................     United States          3,000,000         2,902,500
     Xerox Corp., senior note, 7.125%, 6/15/10 ............................     United States          5,500,000         5,830,000
                                                                                                                     --------------
                                                                                                                        20,153,500
                                                                                                                     --------------
     ENERGY MINERALS 2.3%
  (f)Chesapeake Energy Corp., senior note, 144A, 6.25%, 1/15/18 ...........     United States          6,000,000         5,955,000
     Kerr McGee Corp., 6.95%, 7/01/24 .....................................     United States          5,000,000         5,282,035
  (f)Markwest Energy Partners LP, senior note, 144A, 6.875%,
      11/01/14 ............................................................     United States          4,500,000         4,567,500
     Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ................     United States          5,500,000         5,857,500
     Plains Exploration & Production Co., senior note, 7.125%,
      6/15/14 .............................................................     United States          5,500,000         5,967,500
                                                                                                                     --------------
                                                                                                                        27,629,535
                                                                                                                     --------------
     FINANCE 0.8%
     JP Morgan Chase & Co., sub. note, 5.75%, 1/02/13 .....................     United States          5,000,000         5,278,265
  (f)Lazard LLC, 144A, 7.125%, 5/15/15 ....................................     United States          4,000,000         3,988,764
                                                                                                                     --------------
                                                                                                                         9,267,029
                                                                                                                     --------------
     HEALTH SERVICES 2.0%
  (f)Davita Inc., senior sub. note, 144A, 7.25%, 3/15/15 ..................     United States          5,500,000         5,720,000
     Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .............        Germany             5,500,000         5,761,250
     Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ................     United States          5,500,000         5,252,500
     United Surgical Partners International Inc., senior sub. note,
      10.00%, 12/15/11 ....................................................     United States          3,000,000         3,307,500
     Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
      10/01/14 ............................................................     United States          4,500,000         4,916,250
                                                                                                                     --------------
                                                                                                                        24,957,500
                                                                                                                     --------------
     INDUSTRIAL SERVICES 0.9%
     Allied Waste North America Inc., senior secured note, 6.50%,
      11/15/10 ............................................................     United States          2,900,000         2,874,625
     Allied Waste North America Inc., senior secured note, B, 5.75%,
      2/15/11 .............................................................     United States          1,100,000         1,042,250
  (f)Grant Prideco Inc., senior note, 144A, 6.125%, 8/15/15 ...............     United States          1,200,000         1,230,000
     Hanover Equipment Trust 01, senior secured note, B, 8.75%,
      9/01/11 .............................................................     United States          5,000,000         5,362,500
                                                                                                                     --------------
                                                                                                                        10,509,375
                                                                                                                     --------------
     NON-ENERGY MINERALS 0.8%
  (f)Glencore Funding LLC, 144A, 6.00%, 4/15/14 ...........................      Switzerland           4,000,000         3,839,540
  (f)Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ......................         Canada             5,500,000         5,651,250
                                                                                                                     --------------
                                                                                                                         9,490,790
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 41

FRANKLIN STRATEGIC SERIES

-----------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN STRATEGIC INCOME FUND                                              COUNTRY        PRINCIPAL AMOUNT(E)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------

     BONDS (CONT.)
     PROCESS INDUSTRIES 4.5%
     Abitibi-Consolidated Inc., senior note, 8.375%, 4/01/15 .............         Canada             5,500,000     $   5,747,500
     BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 .......     United States          5,500,000         6,242,500
     Crown European Holdings SA, senior secured note, 10.875%,
       3/01/13 ...........................................................     United States          5,000,000         5,887,500
     Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 .................     United States          5,000,000         5,675,000
     JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ...................        Ireland             5,000,000         4,275,000
     Lyondell Chemical Co., senior secured note, B, 9.875%,
       5/01/07 ...........................................................     United States            382,000           394,415
     Nalco Co., senior sub. note, 8.875%, 11/15/13 .......................     United States          6,000,000         6,570,000
     Owens-Brockway Glass Container Inc., senior note, 6.75%,
       12/01/14 ..........................................................     United States          5,500,000         5,623,750
  (f)PQ Corp., senior sub. note, 144A, 7.50%, 2/15/13 ....................     United States          4,500,000         4,522,500
     Rhodia SA, senior note, 10.25%, 6/01/10 .............................         France             5,500,000         5,953,750
     Stone Container Corp., senior note, 8.375%, 7/01/12 .................     United States          4,000,000         4,090,000
                                                                                                                    --------------
                                                                                                                       54,981,915
                                                                                                                    --------------
     PRODUCER MANUFACTURING 3.0%
     Case New Holland Inc., senior note, 9.25%, 8/01/11 ..................     United States          6,000,000         6,525,000
  (f)Commercial Vehicle Group Inc., senior note, 144A, 8.00%,
       7/01/13 ...........................................................     United States          2,900,000         3,045,000
     Cummins Inc., senior note, 9.50%, 12/01/10 ..........................     United States          2,000,000         2,215,000
  (f)Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ....................     United Kingdom         4,500,000         4,455,000
     Fimep SA, senior note, 10.50%, 2/15/13 ..............................         France             4,500,000         5,197,500
     Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 .........     United States          3,500,000         3,570,000
     Nortek Inc., senior sub. note, 8.50%, 9/01/14 .......................     United States          5,000,000         4,893,750
     TRW Automotive Inc., senior note, 9.375%, 2/15/13 ...................     United States          6,000,000         6,750,000
                                                                                                                    --------------
                                                                                                                       36,651,250
                                                                                                                    --------------
     REAL ESTATE DEVELOPMENT 0.7%
     EOP Operating LP, 4.75%, 3/15/14 ....................................     United States          5,000,000         4,854,650
     Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ..........     United States          4,000,000         4,290,000
                                                                                                                    --------------
                                                                                                                        9,144,650
                                                                                                                    --------------
     REAL ESTATE INVESTMENT TRUSTS 0.5%
     Host Marriott LP, senior note, 7.00%, 8/15/12 .......................     United States          2,000,000         2,082,500
     Host Marriott LP, senior note, 7.125%, 11/01/13 .....................     United States          4,000,000         4,195,000
                                                                                                                    --------------
                                                                                                                        6,277,500
                                                                                                                    --------------
     RETAIL TRADE 0.7%
     Leslie's Poolmart, senior note, 7.75%, 2/01/13 ......................     United States          3,500,000         3,578,750
     Rite Aid Corp., senior note, 9.25%, 6/01/13 .........................     United States          5,000,000         4,975,000
                                                                                                                    --------------
                                                                                                                        8,553,750
                                                                                                                    --------------


42 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

------------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN STRATEGIC INCOME FUND                                                  COUNTRY      PRINCIPAL AMOUNT(E)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
     BONDS (CONT.)
     TECHNOLOGY SERVICES 0.7%
  (f)Sungard Data Systems Inc., senior note, 144A, 9.125%, 8/15/13 .........      United States         1,800,000     $   1,878,750
  (f)Sungard Data Systems Inc., senior sub. note, 144A, 10.25%,
      8/15/15 ..............................................................      United States         1,800,000         1,874,250
     UGS Corp., senior sub. note, 10.00%, 6/01/12 ..........................      United States         4,500,000         5,017,500
                                                                                                                      --------------
                                                                                                                          8,770,500
                                                                                                                      --------------
     TRANSPORTATION 0.4%
     CP Ships Ltd., senior note, 10.375%, 7/15/12 ..........................         Canada             3,900,000         4,411,875
                                                                                                                      --------------
     UTILITIES 4.6%
  (f)Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 .................      United States         5,500,000         6,215,000
  (f)Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ..............      United States         7,000,000         5,425,000
     Centerpoint Energy Inc., senior note, 6.85%, 6/01/15 ..................      United States         3,000,000         3,330,738
     Centerpoint Energy Inc., senior note, B, 7.25%, 9/01/10 ...............      United States         2,000,000         2,191,904
  (f)Dynegy Holdings Inc., senior secured note, 144A, 10.125%,
      7/15/13 ..............................................................      United States         5,500,000         6,297,500
     El Paso Corp., senior note, 7.875%, 6/15/12 ...........................      United States         3,000,000         3,165,000
     El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ..............      United States         4,500,000         4,759,681
     Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ...........      United States         4,000,000         4,500,000
     Pacific Gas & Electric Co., first mortgage, 4.20%, 3/01/11 ............      United States         4,000,000         3,879,640
  (f)Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ..................      United States         5,500,000         5,802,500
  (f)TXU Corp., 144A, 5.55%, 11/15/14 ......................................      United States         6,000,000         5,879,262
     Utilicorp United Inc., senior note, 9.95%, 2/01/11 ....................      United States         4,000,000         4,430,000
                                                                                                                      --------------
                                                                                                                         55,876,225
                                                                                                                      --------------
     TOTAL BONDS (COST $498,589,743) .......................................                                            514,242,777
                                                                                                                      --------------
     CONVERTIBLE BONDS 0.4%
     ELECTRONIC TECHNOLOGY 0.4%
     Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08 ..................      United States         2,000,000         1,972,500
     Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%,
      1/15/31 ..............................................................      United States         3,000,000         2,906,250
                                                                                                                      --------------
     TOTAL CONVERTIBLE BONDS (COST $4,521,210) .............................                                              4,878,750
                                                                                                                      --------------
     ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 2.2%
     FINANCE 2.2%
     Citifinancial Mortgage Securities Inc., 2003-1, AF3, 4.001%,
      1/25/33 ..............................................................      United States           599,973           598,910
     Countrywide Asset-Backed Certificates, 2004-7, AF4, 4.774%,
      8/25/32 ..............................................................      United States           725,000           714,187
     GE Capital Commercial Mortgage Corp., 2003-CI, A4, 4.819%,
      1/10/38 ..............................................................      United States         1,827,831         1,823,794
     JP Morgan Chase Commercial Mortgage Sec Corp., 2004-CB9, A4,
      5.56%, 6/12/41 .......................................................      United States         8,871,306         9,258,792
     JP Morgan Chase Commercial Mortgage Sec Corp., 2004-LN2, A2,
      5.115%, 7/15/41 ......................................................      United States           807,292           818,056
  (f)Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ..............      United States           271,480           270,831


                                        Quarterly Statements of Investments | 43

FRANKLIN STRATEGIC SERIES

------------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN STRATEGIC INCOME FUND                                                  COUNTRY      PRINCIPAL AMOUNT(E)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
     ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONT.)
     FINANCE (CONT.)
  (f)Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 5.50%,
       4/15/11 ...............................................................     United States          634,713     $     629,417
     Morgan Stanley Capital I, 2004-IQ7, A4, 5.57%, 6/15/38 ..................     United States        7,000,000         7,281,840
     Popular ABS Mortgage PassThrough Trust, 2005-3, AF6, 4.759%,
       7/25/35 ...............................................................     United States        1,500,000         1,474,219
     Residential Asset Securities Corp., 1999-KS1, AI8, 6.32%,
       4/25/30 ...............................................................     United States          309,890           309,952
     Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
       4/25/32 ...............................................................     United States          750,000           744,269
     Residential Funding Mortgage Securities II, 2005-HI1, A4, 4.70%,
       8/25/34 ...............................................................     United States        1,400,000         1,391,031
     Wells Fargo Home Equity Trust, 2004-2, AI5, 4.89%, 11/25/28 .............     United States        1,730,000         1,712,208
                                                                                                                      --------------
     TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $27,134,808)                          27,027,506
                                                                                                                      --------------
     MORTGAGE-BACKED SECURITIES 8.7%
     FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.1%
  (c)FHLMC, 4.671%, 1/01/33 ..................................................     United States        1,157,636         1,159,684
                                                                                                                      --------------
     FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 3.9%
     FHLMC 30 Year, 6.00%, 8/01/03 ...........................................     United States        3,100,000         3,209,926
     FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 ...........................     United States        9,570,410         9,428,636
     FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19 ...........................     United States       10,440,829        10,477,803
     FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19 ............................     United States        2,059,603         2,101,954
     FHLMC Gold 15 Year, 6.50%, 4/01/11 ......................................     United States            1,982             2,057
     FHLMC Gold 15 Year, 7.00%, 1/01/09 - 9/01/11 ............................     United States            3,522             3,674
     FHLMC Gold 30 Year, 5.00%, 3/01/34 - 7/01/35 ............................     United States        9,264,120         9,130,340
     FHLMC Gold 30 Year, 5.50%, 6/01/33 - 1/01/35 ............................     United States        5,363,444         5,396,579
     FHLMC Gold 30 Year, 6.00%, 8/01/34 - 8/01/34 ............................     United States        5,993,617         6,125,107
     FHLMC Gold 30 Year, 6.50%, 10/01/21 - 5/01/31 ...........................     United States          738,857           767,490
     FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32 ............................     United States          460,064           483,702
     FHLMC Gold 30 Year, 7.50%, 4/01/24 - 1/01/31 ............................     United States           91,317            97,542
     FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26 ...........................     United States            2,332             2,509
     FHLMC Gold 30 Year, 9.00%, 12/01/24 .....................................     United States              804               887
                                                                                                                      --------------
                                                                                                                         47,228,206
                                                                                                                      --------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.3%
  (c)FNMA, 4.487%, 4/01/20 ...................................................     United States          638,529           633,041
  (c)FNMA, 4.644%, 12/01/34 ..................................................     United States        3,749,866         3,749,431
                                                                                                                      --------------
                                                                                                                          4,382,472
                                                                                                                      --------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.8%
     FNMA 15 Year, 4.50%, 3/01/20 ............................................     United States        2,105,862         2,072,770
     FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18 ..................................     United States        3,191,905         3,203,373
     FNMA 15 Year, 5.50%, 3/01/14 - 6/01/14 ..................................     United States          544,547           556,284
     FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16 .................................     United States          462,096           477,675
     FNMA 15 Year, 6.50%, 2/01/09 - 6/01/13 ..................................     United States           55,673            57,889


44 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                               COUNTRY       PRINCIPAL AMOUNT(E)     VALUE
---------------------------------------------------------------------------------------------------------------------------------
    MORTGAGE-BACKED SECURITIES (CONT.)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONT.)
    FNMA 15 Year, 7.50%, 10/01/07 - 10/01/14 .............................     United States            42,408     $      44,811
    FNMA 30 Year, 5.00%, 4/01/34 - 5/01/34 ...............................     United States         2,253,971         2,223,446
    FNMA 30 Year, 5.50%, 8/01/33 - 12/01/34 ..............................     United States        15,739,879        15,831,128
    FNMA 30 Year, 6.00%, 6/01/34 - 12/01/34 ..............................     United States         6,147,647         6,284,480
    FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32 ...............................     United States         2,729,167         2,829,686
    FNMA 30 Year, 7.00%, 1/01/26 - 7/01/32 ...............................     United States           606,856           639,818
    FNMA 30 Year, 7.50%, 10/01/26 - 10/01/29 .............................     United States            79,189            84,505
    FNMA 30 Year, 8.00%, 1/01/25 - 1/01/27 ...............................     United States            38,930            41,914
    FNMA 30 Year, 8.50%, 7/01/25 .........................................     United States             1,931             2,108
    FNMA 30 Year, 9.00%, 5/01/25 .........................................     United States             1,727             1,903
                                                                                                                   --------------
                                                                                                                      34,351,790
                                                                                                                   --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 1.6%
    GNMA I SF 15 Year, 7.00%, 7/15/08 ....................................     United States           113,517           117,141
    GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34 ..........................     United States         2,281,291         2,268,264
    GNMA I SF 30 Year, 5.50%, 2/15/33 - 9/15/34 ..........................     United States         6,685,903         6,775,381
    GNMA I SF 30 Year, 6.00%, 1/15/33 ....................................     United States           704,284           724,707
    GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32 ..........................     United States           682,422           713,770
    GNMA I SF 30 Year, 7.00%, 11/15/27 - 7/15/31 .........................     United States           102,475           108,392
    GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27 ..........................     United States            51,143            54,782
    GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27 ..........................     United States            39,072            42,173
    GNMA I SF 30 Year, 8.50%, 8/15/24 - 7/15/26 ..........................     United States               796               874
    GNMA I SF 30 Year, 9.00%, 1/15/25 ....................................     United States               977             1,079
    GNMA I SF 30 Year, 9.50%, 6/15/25 ....................................     United States               762               854
    GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 ........................     United States         3,129,550         3,104,172
    GNMA II SF 30 Year, 5.50%, 6/20/34 ...................................     United States         1,730,878         1,750,739
    GNMA II SF 30 Year, 6.00%, 11/20/34 ..................................     United States         1,753,202         1,798,797
    GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31 ........................     United States           919,105           957,100
    GNMA II SF 30 Year, 7.00%, 1/20/33 ...................................     United States           889,440           935,170
    GNMA II SF 30 Year, 7.50%, 1/20/33 ...................................     United States           506,269           539,092
                                                                                                                   --------------
                                                                                                                      19,892,487
                                                                                                                   --------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $107,565,330) .................                                           107,014,639
                                                                                                                   --------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 5.7%
    GOVERNMENT BONDS 5.7%
    FNMA, 3.00%, 8/17/07 .................................................     United States         2,500,000         2,442,865
    FNMA, 3.25%, 1/15/08 .................................................     United States         2,100,000         2,051,935
    FNMA, 4.25%, 5/15/09 .................................................     United States           400,000           398,695
    FNMA, 5.00%, 4/15/15 .................................................     United States           600,000           620,991
    FNMA, 5.25%, 1/15/09 .................................................     United States         7,100,000         7,316,067
    FNMA, 6.625%, 11/15/10 ...............................................     United States         1,850,000         2,040,469
    FHLMC, 6.00%, 6/15/11 ................................................     United States         4,900,000         5,304,152
    U.S. Treasury Bond, 4.875%, 2/15/12 ..................................     United States         4,000,000         4,161,876
    U.S. Treasury Note, 2.375%, 8/15/06 ..................................     United States         2,000,000         1,969,376
    U.S. Treasury Note, 3.00%, 12/31/06 ..................................     United States         2,000,000         1,973,752
    U.S. Treasury Note, 3.00%, 11/15/07 ..................................     United States         5,500,000         5,380,122


                                        Quarterly Statements of Investments | 45

FRANKLIN STRATEGIC SERIES

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME FUND                                            COUNTRY      PRINCIPAL AMOUNT(E)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
       GOVERNMENT BONDS (CONT.)
       U.S. Treasury Note, 3.00%, 2/15/08 ...............................     United States       3,500,000         $    3,413,732
       U.S. Treasury Note, 3.125%, 5/15/07 ..............................     United States       4,500,000              4,434,260
       U.S. Treasury Note, 3.375%, 10/15/09 .............................     United States         500,000                485,293
       U.S. Treasury Note, 3.50%, 12/15/09 ..............................     United States       4,500,000              4,387,680
       U.S. Treasury Note, 4.00%, 11/15/12 ..............................     United States       1,850,000              1,829,694
       U.S. Treasury Note, 4.00%, 2/15/15 ...............................     United States       1,800,000              1,759,289
       U.S. Treasury Note, 4.25%, 8/15/13 ...............................     United States       4,500,000              4,507,034
       U.S. Treasury Note, 4.25%, 11/15/13 ..............................     United States       7,000,000              7,001,372
       U.S. Treasury Note, 4.375%, 8/15/12 ..............................     United States       2,600,000              2,636,462
       U.S. Treasury Note, 5.00%, 8/15/11 ...............................     United States       2,100,000              2,194,502
       U.S. Treasury Note, 5.625%, 5/15/08 ..............................     United States       3,000,000              3,123,987
                                                                                                                    ---------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
        (COST $69,963,475) ..............................................                                               69,433,605
                                                                                                                    ---------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 30.7%
(c),(h)Government of Argentina, FRN, 3.01%, 8/03/12 .....................       Argentina        26,378,000             20,700,135
       New South Wales Treasury Corp., 6.50%, 5/01/06 ...................       Australia         6,350,000 AUD          4,843,709
       New South Wales Treasury Corp., 8.00%, 3/01/08 ...................       Australia         4,910,000 AUD          3,950,928
       New South Wales Treasury Corp., 6.00%, 5/01/12 ...................       Australia           640,000 AUD            500,992
       Queensland Treasury Corp., 6.00%, 7/14/09 ........................       Australia         3,120,000 AUD          2,424,880
       Queensland Treasury Corp., 6.00%, 8/14/13 ........................       Australia         3,530,000 AUD          2,792,619
       Queensland Treasury Corp., 6.00%, 10/14/15 .......................       Australia         3,665,000 AUD          2,908,295
       Government of Austria, 4.00%, 7/15/09 ............................        Austria            520,000 EUR            664,607
       Government of Austria, 5.00%, 7/15/12 ............................        Austria            190,000 EUR            259,471
       Government of Austria, 4.65%, 1/15/18 ............................        Austria          1,500,000 EUR          2,041,379
       Government of Belgium, 4.75%, 9/28/06 ............................        Belgium            260,000 EUR            324,406
       Government of Belgium, 5.00%, 9/28/12 ............................        Belgium            970,000 EUR          1,327,560
    (c)Government of Brazil, FRN, 4.312%, 4/15/12 .......................        Brazil             494,124                478,529
    (c)Government of Brazil, RG, FRN, 4.312%, 4/15/12 ...................        Brazil           5,081,242              4,951,132
       Government of Canada, 3.00%, 6/01/06 .............................        Canada          11,580,000 CAD          9,468,542
       Government of Canada, 3.25%, 12/01/06 ............................        Canada          17,030,000 CAD         13,967,104
       Government of Canada, 6.00%, 6/01/11 .............................        Canada             593,000 CAD            545,182
       Government of Canada, 5.25%, 6/01/12 .............................        Canada             250,000 CAD            223,054
       Government of Finland, 5.00%, 7/04/07 ............................        Finland            830,000 EUR          1,057,863
       Government of Finland, 5.75%, 2/23/11 ............................        Finland            150,000 EUR            209,546
       Government of France, 4.00%, 4/25/13 .............................        France           2,000,000 EUR          2,580,762
       Government of Germany, 3.75%, 1/04/09 ............................        Germany          1,380,000 EUR          1,743,634
       Government of Germany, 4.50%, 7/04/09 ............................        Germany          1,674,000 EUR          2,176,701
       Government of the Hellenic Republic, 4.65%, 4/19/07 ..............        Greece              50,000 EUR             62,994
       Government of the Hellenic Republic, 6.50%, 10/22/19 .............        Greece             420,000 EUR            664,822
       Government of Indonesia, 14.00%, 6/15/09 .........................       Indonesia    10,425,000,000 IDR          1,139,344
       Government of Indonesia, 13.15%, 3/15/10 .........................       Indonesia    33,725,000,000 IDR          3,609,246
       Government of Indonesia, 14.25%, 6/15/13 .........................       Indonesia    50,160,000,000 IDR          5,729,646
       Government of Indonesia, 14.275%, 12/15/13 .......................       Indonesia    28,415,000,000 IDR          3,290,113
       Government of Indonesia, 11.00%, 10/15/14 ........................       Indonesia     4,500,000,000 IDR            447,935
       Government of Indonesia, 10.00%, 7/15/17 .........................       Indonesia    10,200,000,000 IDR            928,455
       Government of Italy, 5.00%, 5/01/08 ..............................         Italy             337,000 EUR            436,689


46 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

-----------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN STRATEGIC INCOME FUND                                           COUNTRY          PRINCIPAL AMOUNT(E)       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
     Government of Italy, 4.50%, 5/01/09 .............................          Italy                 230,000 EUR   $      298,093
     Government of Malaysia, 4.305%, 2/27/09 .........................        Malaysia             39,760,000 MYR       10,986,291
     Government of Malaysia, 4.032%, 9/15/09 .........................        Malaysia             14,100,000 MYR        3,866,998
     Government of Mexico, 9.875%, 2/01/10 ...........................         Mexico                 440,000              526,790
     Government of Mexico, 8.375%, 1/14/11 ...........................         Mexico               6,820,000            7,840,272
  (c)Government of Mexico, FRN, 4.27%, 1/13/09 .......................         Mexico               2,230,000            2,264,453
     Government of Netherlands, 8.50%, 6/01/06 .......................       Netherlands            1,619,707 EUR        2,064,571
     Government of Netherlands, 5.75%, 2/15/07 .......................       Netherlands              210,000 EUR          268,032
     Government of Netherlands, 3.75%, 7/15/09 .......................       Netherlands              170,000 EUR          215,434
     Government of Netherlands, 5.00%, 7/15/12 .......................       Netherlands              220,000 EUR          300,509
     Government of Netherlands, 4.25%, 7/15/13 .......................       Netherlands              150,000 EUR          196,618
     Government of New Zealand, 6.50%, 2/15/06 .......................       New Zealand            1,060,000 NZD          721,103
     Government of New Zealand, 7.00%, 7/15/09 .......................       New Zealand           13,410,000 NZD        9,526,399
     Government of New Zealand, 6.00%, 11/15/11 ......................       New Zealand            2,691,000 NZD        1,862,118
     Government of New Zealand, 6.50%, 4/15/13 .......................       New Zealand            7,590,000 NZD        5,425,158
     Government of Norway, 6.75%, 1/15/07 ............................         Norway             109,100,000 NOK       17,801,362
     Government of Panama, 8.875%, 9/30/27 ...........................         Panama                  20,000               23,975
     Government of Panama, 9.375%, 4/01/29 ...........................         Panama                 313,000              392,690
     Government of Peru, 9.125%, 1/15/08 .............................          Peru                   10,000               11,062
     Government of Peru, 9.875%, 2/06/15 .............................          Peru                  480,000              597,300
  (c)Government of Peru, FRN, 5.00%, 3/07/17 .........................          Peru                5,515,530            5,290,726
     Government of Peru, 7, 8.60%, 8/12/17 ...........................          Peru               19,025,000 PEN        6,114,978
     Government of the Philippines, 9.875%, 3/16/10 ..................       Philippines            1,500,000            1,652,400
     Government of the Philippines, 9.00%, 2/15/13 ...................       Philippines           10,430,000           10,940,549
     Government of Poland, 8.50%, 11/12/06 ...........................         Poland               8,500,000 PLN        2,651,352
     Government of Poland, 8.50%, 5/12/07 ............................         Poland               7,900,000 PLN        2,510,365
     Government of Poland, 6.00%, 5/24/09 ............................         Poland              44,600,000 PLN       13,784,911
     Government of Poland, 6.25%, 10/24/15 ...........................         Poland              17,100,000 PLN        5,636,747
     Government of Poland, 5.75%, 9/23/22 ............................         Poland              14,000,000 PLN        4,559,827
     Government of Russia, Reg S, 5.00% to 3/31/07, 7.50% thereafter,
      3/31/30 ........................................................         Russia              10,388,000           11,543,582
     Government of Singapore, 4.00%, 3/01/07 .........................        Singapore            19,300,000 SGD       11,969,653
     Government of Slovakia, 4.80%, 4/14/09 ..........................     Slovak Republic         63,500,000 SKK        2,116,999
     Government of Slovakia, 7.50%, 3/13/12 ..........................     Slovak Republic         96,000,000 SKK        3,763,413
     Government of Slovakia, 4.90%, 2/11/14 ..........................     Slovak Republic         12,900,000 SKK          445,983
     Government of Slovakia, 5.30%, 5/12/19 ..........................     Slovak Republic         91,900,000 SKK        3,393,527
  (i)Government of Slovakia, Strip, 1/14/07 ..........................     Slovak Republic        301,600,000 SKK        9,043,025
     Government of Korea, 4.50%, 3/05/06 .............................       South Korea        5,700,000,000 KRW        5,597,999
     Government of Korea, 4.50%, 9/03/06 .............................       South Korea        2,000,000,000 KRW        1,968,084
     Government of Korea, 6.90%, 1/16/07 .............................       South Korea        1,000,000,000 KRW        1,017,047
     Government of Korea, 3.75%, 9/10/07 .............................       South Korea        5,340,000,000 KRW        5,176,632
     Government of Korea, 4.75%, 3/12/08 .............................       South Korea       15,130,000,000 KRW       14,989,376
     Government of Korea, 4.50%, 9/09/08 .............................       South Korea        2,675,000,000 KRW        2,632,840
     Government of Spain, 5.15%, 7/30/09 .............................          Spain                 590,000 EUR          784,801
     Government of Spain, 5.00%, 7/30/12 .............................          Spain               1,670,000 EUR        2,281,847
     Government of Sweden, 3.50%, 4/20/06 ............................         Sweden              35,000,000 SEK        4,565,492


                                        Quarterly Statements of Investments | 47

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN STRATEGIC INCOME FUND                                              COUNTRY    PRINCIPAL AMOUNT(E)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
     FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
     Government of Sweden, 8.00%, 8/15/07 ..................................      Sweden        15,300,000 SEK    $    2,202,672
     Government of Sweden, 5.00%, 1/28/09 ..................................      Sweden        45,000,000 SEK         6,304,748
     Government of Sweden, 5.50%, 10/08/12 .................................      Sweden        24,960,000 SEK         3,759,415
  (j)Government of Sweden, Index Linked, 3.50%, 12/01/15 ...................      Sweden        45,275,790 SEK         6,991,461
     Government of Thailand, 8.50%, 10/14/05 ...............................     Thailand      494,000,000 THB        11,996,296
     Government of Thailand, 8.00%, 12/08/06 ...............................     Thailand      244,700,000 THB         6,221,419
     Government of Thailand, 4.125%, 2/12/08 ...............................     Thailand       51,000,000 THB         1,233,856
     Government of Thailand, 8.50%, 12/08/08 ...............................     Thailand       41,000,000 THB         1,126,674
  (c)Government of Ukraine, FRN, 6.365%, 8/05/09 ...........................      Ukraine        5,550,000             6,020,918
  (f)Government of Ukraine, 144A, 6.875%, 3/04/11 ..........................      Ukraine        2,200,000             2,311,430
  (f)Government of Ukraine, 144A, 7.65%, 6/11/13 ...........................      Ukraine        9,290,000            10,242,225
     Government of Venezuela, 10.75%, 9/19/13 ..............................     Venezuela         700,000               814,450
     Government of Venezuela, 9.25%, 9/15/27 ...............................     Venezuela       2,326,000             2,432,298
  (c)Government of Venezuela, FRN, 4.64%, 4/20/11 ..........................     Venezuela      16,830,000            15,670,413
  (c)Government of Vietnam, FRN, 4.062%, 3/12/16 ...........................      Vietnam        1,310,435             1,221,501
                                                                                                                  ---------------
     TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $352,698,701) ..................................................                                         374,621,433
                                                                                                                  ---------------
     TOTAL LONG TERM INVESTMENTS (COST $1,144,013,005) .....................                                       1,180,949,443
                                                                                                                  ---------------
     SHORT TERM INVESTMENTS 3.3%
     FOREIGN GOVERNMENT SECURITIES 0.8%
  (i)Norwegian Treasury Bill, 9/21/05 ......................................      Norway        25,500,000 NOK         3,915,738
  (i)Norwegian Treasury Bill, 12/21/05 .....................................      Norway        13,100,000 NOK         2,000,512
  (i)Thailand Treasury Bill, 5/18/06 .......................................     Thailand       70,100,000 THB         1,643,048
  (i)Thailand Treasury Bill, 6/01/06 .......................................     Thailand       85,000,000 THB         1,989,826
                                                                                                                  ---------------
     TOTAL FOREIGN GOVERNMENT SECURITIES (COST $10,011,649) ................                                           9,549,124
                                                                                                                  ---------------
     TOTAL INVESTMENT BEFORE MONEY FUND (COST $1,154,024,654) ..............                                       1,190,498,567
                                                                                                                  ---------------


48 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME FUND                                           COUNTRY              SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
       MONEY FUND (COST $30,101,092) 2.5%
    (k)Franklin Institutional Fiduciary Trust Money Market Portfolio ..      United States         30,101,092     $   30,101,092
                                                                                                                  ---------------
       TOTAL INVESTMENTS (COST $1,184,125,746) 99.9% ..................                                            1,220,599,659
       OTHER ASSETS, LESS LIABILITIES 0.1% ............................                                                1,516,540
                                                                                                                  ---------------
       NET ASSETS 100.0% ..............................................                                           $1,222,116,199
                                                                                                                  ===============

CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | CAD - Canadian Dollar | EUR
                          - Euro | IDR - Indonesian Rupiah KRW - South Korean Won | MYR - Malaysian Ringgit | NOK - Norwegian Krone NZD - New Zealand Dollar | PEN - Peruvian Nuevo Sol | PLN - Polish Zloty | SEK - Swedish Krona SGD - Singapore Dollar | SKK - Slovak Koruna | THB - Thai Baht

See Selected Portfolio Abbreviations on page 58.

(a)   Rounds to less than 0.05% of net assets.

(b)   Non-income producing.

(c)   The coupon rate shown represents the rate at period end.

(d)   Security purchased on a when-issued or delayed delivery basis.

(e)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(f) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees.

(g)   Defaulted securities.

(h) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(i) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(j) Redemption price at maturity is adjusted for changes in underlying inflation index.

(k) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 49

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN TECHNOLOGY FUND                                                 COUNTRY                SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 92.2%
     ADVERTISING/MARKETING SERVICES 0.4%
  (a)Getty Images Inc. .............................................       United States               2,400       $     193,800
                                                                                                                   --------------
     AEROSPACE & DEFENSE 0.5%
  (a)American Science & Engineering Inc. ...........................       United States               6,300             242,487
                                                                                                                   --------------
     BIOTECHNOLOGY 0.5%
  (a)Gen-Probe Inc. ................................................       United States               5,500             242,495
                                                                                                                   --------------
     BROADCASTING 0.5%
  (a)XM Satellite Radio Holdings Inc., A ...........................       United States               6,500             231,595
                                                                                                                   --------------
     COMPUTER COMMUNICATIONS 5.1%
  (a)Avocent Corp. .................................................       United States              21,100             735,546
  (a)Cisco Systems Inc. ............................................       United States              64,000           1,225,600
  (a)Juniper Networks Inc. .........................................       United States              22,000             527,780
                                                                                                                   --------------
                                                                                                                       2,488,926
                                                                                                                   --------------
     COMPUTER PERIPHERALS 3.5%
  (a)EMC Corp. .....................................................       United States              80,100           1,096,569
  (a)Network Appliance Inc. ........................................       United States              24,000             612,240
                                                                                                                   --------------
                                                                                                                       1,708,809
                                                                                                                   --------------
     COMPUTER PROCESSING HARDWARE 4.9%
  (a)Apple Computer Inc. ...........................................       United States              16,700             712,255
  (a) Dell Inc. ....................................................       United States              41,400           1,675,458
                                                                                                                   --------------
                                                                                                                       2,387,713
                                                                                                                   --------------
     DATA PROCESSING SERVICES 6.3%
  (a)Alliance Data Systems Corp. ...................................       United States              21,300             906,741
     Global Payments Inc. ..........................................       United States              10,700             708,768
  (a)Neustar Inc., A ...............................................       United States              25,900             725,200
     Paychex Inc. ..................................................       United States              20,800             726,128
                                                                                                                   --------------
                                                                                                                       3,066,837
                                                                                                                   --------------
     ELECTRONIC EQUIPMENT/INSTRUMENTS 7.6%
  (a)Dionex Corp. ..................................................       United States               7,400             341,584
  (a)Dolby Laboratories Inc., A ....................................       United States              10,300             196,009
     National Instruments Corp. ....................................       United States              32,800             900,360
     Rockwell Automation Inc. ......................................       United States              13,100             674,781
     Scientific-Atlanta Inc. .......................................       United States              15,100             581,350
     Tektronix Inc. ................................................       United States              39,600             992,376
                                                                                                                   --------------
                                                                                                                       3,686,460
                                                                                                                   --------------
     ELECTRONIC PRODUCTION EQUIPMENT 4.1%
     Applied Materials Inc. ........................................       United States              36,600             675,636
  (a)FormFactor Inc. ...............................................       United States              26,700             697,938
     KLA-Tencor Corp. ..............................................       United States               7,500             387,750
  (a)Photronics Inc. ...............................................       United States               8,100             217,404
                                                                                                                   --------------
                                                                                                                       1,978,728
                                                                                                                   --------------
     INDUSTRIAL SPECIALTIES 0.5%
  (a)Headwaters Inc. ...............................................       United States               5,200             222,300
                                                                                                                   --------------


50 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN TECHNOLOGY FUND                                                 COUNTRY                SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     INFORMATION TECHNOLOGY SERVICES 6.6%
  (a)Amdocs Ltd. ...................................................       United States              27,300       $     810,537
  (a)Cognizant Technology Solutions Corp., A .......................       United States              24,900           1,222,092
     Infosys Technologies Ltd., ADR ................................           India                   7,700             548,086
  (a)Kanbay International Inc. .....................................       United States              17,200             381,152
  (a)RSA Security Inc. .............................................       United States              19,800             256,410
                                                                                                                   --------------
                                                                                                                       3,218,277
                                                                                                                   --------------
     INTERNET SOFTWARE/SERVICES 7.3%
  (a)Digital River Inc. ............................................       United States              10,500             419,738
  (a)Google Inc., A ................................................       United States               3,200             920,832
  (a)Openwave Systems Inc. .........................................       United States              10,800             200,340
  (a)Rightnow Technologies Inc. ....................................       United States              14,200             159,892
  (a)VeriSign Inc. .................................................       United States              32,700             860,337
  (a)Yahoo! Inc. ...................................................       United States              29,180             972,861
                                                                                                                   --------------
                                                                                                                       3,534,000
                                                                                                                   --------------
     MEDICAL SPECIALTIES 1.6%
  (a)Waters Corp. ..................................................       United States              12,100             547,888
  (a)Zimmer Holdings Inc. ..........................................       United States               3,000             247,080
                                                                                                                   --------------
                                                                                                                         794,968
                                                                                                                   --------------
     MISCELLANEOUS COMMERCIAL SERVICES 0.4%
  (a)Ultimate Software Group Inc. ..................................       United States              10,100             184,830
                                                                                                                   --------------
     PACKAGED SOFTWARE 15.5%
     Adobe Systems Inc. ............................................       United States              23,400             693,576
  (a)ANSYS Inc. ....................................................       United States               6,700             243,612
     Autodesk Inc. .................................................       United States              11,500             393,185
  (a)Cognos Inc. ...................................................          Canada                  18,200             711,984
  (a)FileNET Corp. .................................................       United States              22,000             621,940
  (a)McAfee Inc. ...................................................       United States              22,000             690,800
  (a)Mercury Interactive Corp. .....................................       United States              15,600             614,172
  (a)Micromuse Inc. ................................................       United States              36,700             207,355
     Microsoft Corp. ...............................................       United States              51,500           1,318,915
  (a)NAVTEQ Corp. ..................................................       United States              18,400             809,048
     SAP AG, ADR ...................................................          Germany                 18,700             800,734
  (a)Symantec Corp. ................................................       United States              20,600             452,582
                                                                                                                   --------------
                                                                                                                       7,557,903
                                                                                                                   --------------
     RECREATIONAL PRODUCTS 1.7%
  (a)Electronic Arts Inc. ..........................................       United States              14,200             817,920
                                                                                                                   --------------
     SEMICONDUCTORS 17.1%
  (a)Actel Corp. ...................................................       United States              34,000             526,320
  (a)Altera Corp. ..................................................       United States              35,000             765,450
     Analog Devices Inc. ...........................................       United States              33,000           1,293,600
  (a)Exar Corp. ....................................................       United States              15,300             243,652
  (a)Hittite Microwave Corp. .......................................       United States               5,100              98,838
     Intersil Corp., A .............................................       United States              65,000           1,259,050
     Linear Technology Corp. .......................................       United States              31,900           1,239,634
  (a)Marvell Technology Group Ltd. .................................          Bermuda                 10,300             450,007


                                        Quarterly Statements of Investments | 51

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TECHNOLOGY FUND                                                  COUNTRY               SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      SEMICONDUCTORS (CONT.)
      Microchip Technology Inc. .........................................     United States            31,300     $     972,491
   (a)Power Integrations Inc. ...........................................     United States             7,400           170,940
   (a)Silicon Laboratories Inc. .........................................     United States            25,000           731,750
   (a)Silicon Motion Technology Corp., ADR ..............................        Taiwan                19,600           204,624
   (a)ZiLOG Inc. ........................................................     United States            90,000           355,500
                                                                                                                  --------------
                                                                                                                      8,311,856
                                                                                                                  --------------
      SPECIALTY TELECOMMUNICATIONS 1.6%
   (a)American Tower Corp., A ...........................................     United States            34,300           788,214
                                                                                                                  --------------
      TELECOMMUNICATIONS EQUIPMENT 6.5%
   (a)Corning Inc. ......................................................     United States            33,300           634,365
   (a)Microtune Inc. ....................................................     United States            50,700           308,763
      Nokia Corp., ADR ..................................................        Finland               33,500           534,325
      QUALCOMM Inc. .....................................................     United States            27,200         1,074,128
   (a)ViaSat Inc. .......................................................     United States            27,700           618,818
                                                                                                                  --------------
                                                                                                                      3,170,399
                                                                                                                  --------------
      TOTAL COMMON STOCKS (COST $35,567,600) ............................                                            44,828,517
                                                                                                                  --------------
      SHORT TERM INVESTMENT (COST $3,946,860) 8.1%
      MONEY FUND 8.1%
   (b)Franklin Institutional Fiduciary Trust Money Market Portfolio .....     United States         3,946,860         3,946,860
                                                                                                                  --------------
      TOTAL INVESTMENTS (COST $39,514,460) 100.3% .......................                                            48,775,377
      OTHER ASSETS, LESS LIABILITIES (0.3)% .............................                                              (149,684)
                                                                                                                  --------------
      NET ASSETS 100.0% .................................................                                         $  48,625,693
                                                                                                                  ==============

See Selected Portfolio Abbreviations on page 58.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


52 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
         FRANKLIN U.S. LONG-SHORT FUND                                        COUNTRY               SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------------
         CLOSED END MUTUAL FUNDS (COST $343,127) 0.6%
         Ares Capital Corp. .......................................       United States              21,176       $     379,792
                                                                                                                  --------------
         COMMON STOCKS 66.2%
         CONSUMER DURABLES 4.4%
      (a)Activision Inc. ..........................................       United States              15,435             313,948
  (a),(b)Electronic Arts Inc. .....................................       United States              11,448             659,405
  (a),(b)Fossil Inc. ..............................................       United States              29,422             699,949
         Harman International Industries Inc. .....................       United States               4,791             411,787
      (b)Standard Pacific Corp. ...................................       United States               8,934             852,214
                                                                                                                  --------------
                                                                                                                      2,937,303
                                                                                                                  --------------
         CONSUMER NON-DURABLES 4.8%
      (b)Altria Group Inc. ........................................       United States              14,546             974,000
         General Mills Inc. .......................................       United States               7,183             340,474
         Gillette Co. .............................................       United States               6,479             347,728
      (a)Smithfield Foods Inc. ....................................       United States               9,410             245,789
      (b)Unilever NV, N.Y. shs ....................................        Netherlands               10,354             692,786
      (a)Warnaco Group Inc. .......................................       United States              25,811             628,498
                                                                                                                  --------------
                                                                                                                      3,229,275
                                                                                                                  --------------
         CONSUMER SERVICES 3.4%
         Carnival Corp. ...........................................       United States              14,214             744,814
  (a),(b)DIRECTV Group Inc. .......................................       United States              17,880             275,352
         Dow Jones & Co. Inc. .....................................       United States              15,644             587,119
         Hilton Hotels Corp. ......................................       United States              13,504             334,224
      (a)P.F. Chang's China Bistro Inc. ...........................       United States               5,890             335,671
                                                                                                                  --------------
                                                                                                                      2,277,180
                                                                                                                  --------------
         DISTRIBUTION SERVICES 0.6%
      (b)SYSCO Corp. ..............................................       United States              11,108             400,554
                                                                                                                  --------------
         ELECTRONIC TECHNOLOGY 5.9%
  (a),(b)FormFactor Inc. ..........................................       United States              23,996             627,256
         Intel Corp. ..............................................       United States              27,546             747,598
         Intersil Corp., A ........................................       United States              36,608             709,097
  (a),(b)Network Appliance Inc. ...................................       United States              12,383             315,890
         Nokia Corp., ADR .........................................          Finland                 21,181             337,837
      (b)Rockwell Automation Inc. .................................       United States               6,724             346,353
  (a),(b)ViaSat Inc. ..............................................       United States              37,699             842,196
                                                                                                                  --------------
                                                                                                                      3,926,227
                                                                                                                  --------------
         ENERGY MINERALS 5.5%
      (a)Alpha Natural Resources Inc. .............................       United States              10,700             299,600
      (a)Bill Barrett Corp. .......................................       United States               7,600             243,124
      (b)Chesapeake Energy Corp. ..................................       United States              34,221             893,510
      (a)Newfield Exploration Co. .................................       United States              17,428             740,516
      (b)Peabody Energy Corp. .....................................       United States              17,047           1,120,670
      (b)Total SA, B, ADR .........................................          France                   2,976             372,000
                                                                                                                  --------------
                                                                                                                      3,669,420
                                                                                                                  --------------


                                        Quarterly Statements of Investments | 53

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
         FRANKLIN U.S. LONG-SHORT FUND                                          COUNTRY                SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------------
         COMMON STOCKS (CONT.)
         FINANCE 4.6%
      (a)CapitalSource Inc. ............................................     United States             43,976     $     861,050
         Countrywide Financial Corp. ...................................     United States              9,540           343,440
      (b)Federal Agriculture Mortgage Corp., C .........................     United States             25,441           647,728
      (a)Franklin Bank Corp. ...........................................     United States             28,629           525,915
         R & G Financial Corp., B ......................................     United States             44,567           704,158
                                                                                                                  --------------
                                                                                                                      3,082,291
                                                                                                                  --------------
        HEALTH SERVICES 2.7%
      (a)Triad Hospitals Inc. ..........................................     United States             17,952           891,676
      (a)Wellpoint Inc. ................................................     United States             12,600           891,324
                                                                                                                  --------------
                                                                                                                      1,783,000
                                                                                                                  --------------
         HEALTH TECHNOLOGY 4.6%
         AstraZeneca PLC, ADR ..........................................     United Kingdom             4,830           219,475
      (a)Charles River Laboratories International Inc. .................     United States              7,555           367,929
      (a)Cubist Pharmaceuticals Inc. ...................................     United States             14,801           252,949
      (a)Molecular Devices Corp. .......................................     United States             15,503           329,749
      (a)Pozen Inc. ....................................................     United States             13,047           107,638
         Roche Holding AG ..............................................      Switzerland               2,105           286,121
         Schering-Plough Corp. .........................................     United States             20,773           432,494
  (a),(b)Serologicals Corp. ............................................     United States             16,390           376,970
      (a)Telik Inc. ....................................................     United States             20,536           349,112
      (a)Zimmer Holdings Inc. ..........................................     United States              4,137           340,723
                                                                                                                  --------------
                                                                                                                      3,063,160
                                                                                                                  --------------
       INDUSTRIAL SERVICES 5.2%
  (a),(b)Cal Dive International Inc. ...................................     United States             14,806           876,811
         Noble Corp. ...................................................     United States             11,292           758,597
      (b)Rowan Cos. Inc. ...............................................     United States             41,574         1,420,168
  (a),(b)Superior Energy Services Inc. .................................     United States             20,982           447,756
                                                                                                                  --------------
                                                                                                                      3,503,332
                                                                                                                  --------------
         NON-ENERGY MINERALS 0.6%
      (b)Southern Peru Copper Corp. ....................................     United States              7,300           373,760
                                                                                                                  --------------
         PROCESS INDUSTRIES 8.6%
      (b)Bunge Ltd. ....................................................     United States             26,023         1,597,552
      (b)Cabot Corp. ...................................................     United States             21,194           733,100
  (a),(b)Cabot Microelectronics Corp. ..................................     United States             16,154           485,751
      (a)Graftech International Ltd. ...................................     United States             65,039           337,552
      (a)Headwaters Inc. ...............................................     United States             15,626           668,012
      (b)Lyondell Chemical Co. .........................................     United States             26,239           733,118
      (b)NOVA Chemicals Corp. ..........................................         Canada                14,016           490,560
      (b)RPM International Inc. ........................................     United States             35,644           668,325
                                                                                                                  --------------
                                                                                                                      5,713,970
                                                                                                                  --------------
         PRODUCER MANUFACTURING 1.2%
         Deere & Co. ...................................................     United States             10,675           784,933
                                                                                                                  --------------


54 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN U.S. LONG-SHORT FUND                                                     COUNTRY           SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       RETAIL TRADE 6.3%
    (a)Dollar General Corp. ...................................................      United States          67,488    $   1,371,356
    (a)Kohl's Corp. ...........................................................      United States           4,516          254,476
    (a)Urban Outfitters Inc. ..................................................      United States           7,846          476,331
    (a)Wal-Mart Stores Inc. ...................................................      United States          28,297        1,396,457
(a),(b)Zumiez Inc. ............................................................      United States          20,686          707,461
                                                                                                                      --------------
                                                                                                                          4,206,081
                                                                                                                      --------------
       TECHNOLOGY SERVICES 4.1%
    (a)Google Inc., A .........................................................      United States           1,372          394,807
    (b)Microsoft Corp. ........................................................      United States          30,299          775,957
    (a)NAVTEQ Corp. ...........................................................      United States           7,115          312,847
(a),(c)VeriSign Inc. ..........................................................      United States          38,000          999,780
    (a)Yahoo! Inc. ............................................................      United States           7,303          243,482
                                                                                                                      --------------
                                                                                                                          2,726,873
                                                                                                                      --------------
       TRANSPORTATION 3.1%
       DryShips Inc. ..........................................................     Marshall Islands        37,601          537,694
    (b)Fedex Corp. ............................................................      United States           6,360          534,813
       J.B. Hunt Transport Services Inc. ......................................      United States          52,132        1,023,351
                                                                                                                      --------------
                                                                                                                          2,095,858
                                                                                                                      --------------
      UTILITIES 0.6%
      CenterPoint Energy Inc. .................................................      United States          15,486          212,778
      Public Service Enterprise Group Inc. ....................................      United States           2,824          181,583
                                                                                                                      --------------
                                                                                                                            394,361
                                                                                                                      --------------
       TOTAL COMMON STOCKS (COST $38,584,857) .................................                                          44,167,578
                                                                                                                      --------------
       TOTAL LONG TERM INVESTMENTS (COST $38,927,984) .........................                                          44,547,370
                                                                                                                      --------------
       SHORT TERM INVESTMENTS 46.9%
       MONEY FUND (COST $16,806,517) 25.2%
    (d)Franklin Institutional Fiduciary Trust Money Market Portfolio ..........      United States      16,806,517       16,806,517
                                                                                                                      --------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------

       REPURCHASE AGREEMENT (COST $14,489,590) 21.7%
    (e)Joint Repurchase Agreement, 3.265%, 8/01/05 (Maturity Value $14,493,532)..... United States     $14,489,590       14,489,590
                                                                                                                      --------------
        ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,407,322)
        Banc of America Securities LLC (Maturity Value $1,407,322)
        Barclays Capital Inc. (Maturity Value $1,407,322)
        Bear, Stearns & Co. Inc. (Maturity Value $654,383)
        BNP Paribas Securities Corp. (Maturity Value $1,407,322)
        Deutsche Bank Securities Inc. (Maturity Value $1,407,322)
        Goldman, Sachs & Co. (Maturity Value $1,407,322)
        Lehman Brothers Inc. (Maturity Value $1,173,251)
        Merrill Lynch Government Securities Inc. (Maturity Value $1,407,322)
        Morgan Stanley & Co. Inc. (Maturity Value $1,407,322)
        UBS Securities LLC (Maturity Value $1,407,322)
         Collateralized by U.S. Government Agency Securities,
          1.75 - 7.25%, 9/15/05 - 5/15/10; fU.S. Government Agency
          Discount Notes, 8/19/05 - 10/28/05;
          and U.S. Treasury Notes, 2.50 - 6.50%, 5/31/06 - 3/15/10


                                        Quarterly Statements of Investments | 55

FRANKLIN STRATEGIC SERIES

-------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN U.S. LONG-SHORT FUND                                             COUNTRY                                VALUE
-------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENTS (COST $70,224,091) 113.7% .......................                                         $  75,843,477
     OPTIONS WRITTEN (0.1)% ............................................                                               (96,900)
     SECURITIES SOLD SHORT (29.1)% .....................................                                           (19,383,227)
     OTHER ASSETS, LESS LIABILITIES 15.5% ..............................                                            10,330,773
                                                                                                                 --------------
     NET ASSETS 100.0% .................................................                                         $  66,694,123
                                                                                                                 --------------
                                                                                                   ---------
                                                                                                   CONTRACTS
                                                                                                   ---------

     OPTIONS WRITTEN (PREMIUMS RECEIVED $128,060) 0.1%
     CALL OPTIONS 0.1%
     TECHNOLOGY SERVICES 0.1%
     VeriSign Inc., Jan. 35 Calls, 1/20/07 .............................     United States               380            96,900
                                                                                                                 --------------
                                                                                                   ---------
                                                                                                     SHARES
                                                                                                   ---------

     SECURITIES SOLD SHORT 29.1%
     CONSUMER DURABLES 1.2%
     Whirlpool Corp. ...................................................     United States            10,179           814,116
                                                                                                                 --------------
     CONSUMER NON-DURABLES 1.8%
     Jones Apparel Group Inc. ..........................................     United States            10,771           329,269
     Kellwood Co. ......................................................     United States            36,086           877,251
                                                                                                                 --------------
                                                                                                                     1,206,520
                                                                                                                 --------------
     CONSUMER SERVICES 0.8%
     Churchill Downs Inc. ..............................................     United States            11,299           523,596
                                                                                                                 --------------
     DISTRIBUTION SERVICES 0.8%
     Tech Data Corp. ...................................................     United States            12,961           502,628
                                                                                                                 --------------
     DIVERSIFIED FINANCIAL SERVICES 2.5%
     Energy Select Sector SPDR Fund ....................................     United States            28,259         1,345,128
     iShares Nasdaq Biotechnology Index Fund ...........................     United States             4,391           333,716
                                                                                                                 --------------
                                                                                                                     1,678,844
                                                                                                                 --------------
     ELECTRONIC TECHNOLOGY 4.6%
     Chartered Semiconductor Manufacturing Ltd., ADR ...................       Singapore              48,000           371,040
     Semiconductor HOLDRs Trust ........................................     United States            39,835         1,487,041
     Texas Instruments Inc. ............................................     United States            14,503           460,615
     Western Digital Corp. .............................................     United States            51,490           771,835
                                                                                                                 --------------
                                                                                                                     3,090,531
                                                                                                                 --------------
     ENERGY MINERALS 2.1%
     Carrizo Oil & Gas Inc. ............................................     United States            15,654           314,645
     Repsol YPF SA, ADR ................................................         Spain                13,696           381,708
     Tesoro Corp. ......................................................     United States            14,115           680,625
                                                                                                                 --------------
                                                                                                                     1,376,978
                                                                                                                 --------------
     FINANCE 3.5%
     BB&T Corp. ........................................................     United States            16,834           703,998
     Nelnet Inc., A ....................................................     United States            25,119           953,266
     Old Second Bancorp Inc. ...........................................     United States            11,751           372,037
     Sky Financial Group Inc. ..........................................     United States            11,680           332,646
                                                                                                                 --------------
                                                                                                                     2,361,947
                                                                                                                 --------------
     HEALTH SERVICES 0.3%
     Health Management Associates Inc., A ..............................     United States             7,854           186,925
                                                                                                                 --------------


56 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

--------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN U.S. LONG-SHORT FUND                                                COUNTRY             SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------------------
     SECURITIES SOLD SHORT (CONT.)
     HEALTH TECHNOLOGY 0.4%
     Renovis Inc. ..................................................           United States          15,688        $   239,713
                                                                                                                    ------------
     PROCESS INDUSTRIES 2.1%
     H.B. Fuller Co. ...............................................           United States          18,901            652,652
     PPG Industries Inc. ...........................................           United States          11,878            772,426
                                                                                                                    ------------
                                                                                                                      1,425,078
                                                                                                                    ------------
     PRODUCER MANUFACTURING 3.7%
     American Axle & Manufacturing Holdings Inc. ...................           United States          15,678            431,929
     Joy Global Inc. ...............................................           United States          13,223            543,069
     Robbins & Meyers Inc. .........................................           United States          28,308            615,133
     York International Corp. ......................................           United States          20,251            865,325
                                                                                                                    ------------
                                                                                                                      2,455,456
                                                                                                                    ------------
     RETAIL TRADE 3.2%
     Ann Taylor Stores Corp. .......................................           United States          15,772            406,444
     Barnes & Noble Inc. ...........................................           United States           9,646            395,679
     Christopher & Banks Corp. .....................................           United States          18,108            342,241
     Dillard's Inc., A .............................................           United States          28,302            646,984
     Sears Holding Corp. ...........................................           United States           2,160            333,137
                                                                                                                    ------------
                                                                                                                      2,124,485
                                                                                                                    ------------
     TECHNOLOGY SERVICES 1.3%
     Citrix Systems Inc. ...........................................           United States          12,292            292,918
     Napster Inc. ..................................................           United States         115,350            592,899
                                                                                                                    ------------
                                                                                                                        885,817
                                                                                                                    ------------
     UTILITIES 0.8%
     Great Plains Energy Inc. ......................................           United States           8,724            283,181
     Ormat Technologies Inc. .......................................           United States          12,026            227,412
                                                                                                                    ------------
                                                                                                                        510,593
                                                                                                                    ------------
     TOTAL SECURITIES SOLD SHORT (PROCEEDS $17,861,303) ............                                                $19,383,227
                                                                                                                    ------------

See Selected Portfolio Abbreviations on page 58.

(a)   Non-income producing.

(b)   Security segregated with broker for securities sold short.

(c) A portion or all of the security is held in connection with open option contracts.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(e) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2005, all repurchase agreements had been entered into on July 29, 2005.

(f) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 57

FRANKLIN STRATEGIC SERIES

SELECTED PORTFOLIO ABBREVIATIONS:

ADR - American Depository Receipt
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN - Floating Rate Note
GDR   - Global Depository Receipt
GNMA  - Government National Mortgage Association
IPC   - Industrial Pollution Control
SF    - Single Family
SPDR  - S&P Depository Receipt


58 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Strategic Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twelve series. All Funds are non-diversified except the Franklin Aggressive Growth Fund, Franklin Blue Chip Fund, Franklin Small Cap Growth Fund II, Franklin Small-Mid Cap Growth Fund and Franklin U.S. Long-Short Fund.

1. INCOME TAXES

At July 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                  ------------------------------------------------------------------
                                                                      FRANKLIN                FRANKLIN                 FRANKLIN
                                                                     AGGRESSIVE             BIOTECHNOLOGY             BLUE CHIP
                                                                    GROWTH FUND             DISCOVERY FUND               FUND
                                                                  ------------------------------------------------------------------
Cost of investments .....................................         $   138,346,495          $   487,436,720          $   201,586,155
                                                                  ==================================================================
Unrealized appreciation .................................         $    30,030,630          $   193,015,968          $    41,417,213
Unrealized depreciation .................................                (970,764)             (16,315,717)             (13,148,716)
                                                                  ------------------------------------------------------------------
Net unrealized appreciation (depreciation) ..............         $    29,059,866          $   176,700,251          $    28,268,497
                                                                  ==================================================================

                                                                  ------------------------------------------------------------------
                                                                       FRANKLIN               FRANKLIN                  FRANKLIN
                                                                       FLEX CAP                GLOBAL                GLOBAL HEALTH
                                                                     GROWTH FUND        COMMUNICATIONS FUND             CARE FUND
                                                                  ------------------------------------------------------------------
Cost of investments .....................................         $ 1,916,777,977          $    52,384,209          $   113,773,941
                                                                  ==================================================================
Unrealized appreciation .................................         $   650,231,762          $    13,865,908          $    28,666,430

Unrealized depreciation .................................             (39,016,411)              (1,519,036)              (4,458,560)
                                                                  ------------------------------------------------------------------
Net unrealized appreciation (depreciation) ..............         $   611,215,351          $    12,346,872          $    24,207,870
                                                                  ==================================================================

                                                                  ------------------------------------------------------------------
                                                                      FRANKLIN                FRANKLIN                  FRANKLIN
                                                                       NATURAL                SMALL CAP              SMALL-MID CAP
                                                                   RESOURCES FUND          GROWTH FUND LL              GROWTH FUND
                                                                  ------------------------------------------------------------------
Cost of investments .....................................         $   223,262,047          $ 1,081,974,053          $ 7,280,898,982
                                                                  ==================================================================
Unrealized appreciation .................................         $    94,591,759          $   394,736,461          $ 2,236,220,071
Unrealized depreciation .................................                (952,734)             (55,398,380)            (379,649,401)
                                                                  ------------------------------------------------------------------
Net unrealized appreciation (depreciation) ..............         $    93,639,025          $   339,338,081          $ 1,856,570,670
                                                                  ==================================================================

                                                                  ------------------------------------------------------------------
                                                                      FRANKLIN                FRANKLIN                 FRANKLIN
                                                                     STRATEGIC               TECHNOLOGY             U.S. LONG-SHORT
                                                                    INCOME FUND                 FUND                     FUND
                                                                  ------------------------------------------------------------------
Cost of investments .....................................         $ 1,191,164,756          $    40,055,468          $    70,268,904
                                                                  ==================================================================
Unrealized appreciation .................................         $    45,243,029          $     9,469,095          $     6,484,557
Unrealized depreciation .................................             (15,808,126)                (749,186)                (909,984)
                                                                  ------------------------------------------------------------------
Net unrealized appreciation (depreciation) ..............         $    29,434,903          $     8,719,909          $     5,574,573
                                                                  ==================================================================

                                         Quarterly Statement of Investments | 59

FRANKLIN STRATEGIC SERIES

2. RESTRICTED AND ILLIQUID SECURITIES

At July 31, 2005 the following funds held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                         ACQUISITION
 SHARES             ISSUER                                                   DATE           COST             VALUE
----------------------------------------------------------------------------------------------------------------------
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

2,227,172           Fibrogen Inc., cvt. pfd., E ................            5/19/00      $10,000,002      $10,133,633
                                                                                                          ------------
TOTAL RESTRICTED AND ILLIQUID SECURITIES (1.80% OF NET ASSETS)
FRANKLIN FLEX CAP GROWTH FUND

  145,772           Anda Networks, cvt. pfd., D ................            3/24/00      $ 2,000,000      $        --
2,227,171           Fibrogen Inc., cvt. pfd., E ................            5/19/00        9,999,988       10,133,628
  124,712           Kestrel Solutions, cvt. pfd., D ............            1/20/00        1,624,997               --
  772,727           Masimo Corp., cvt. pfd., F .................            5/15/00        8,499,997        4,249,999
                                                                                                          ------------
TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.59% OF NET ASSETS) ......................................     $14,383,627
                                                                                                          ============
FRANKLIN GLOBAL COMMUNICATIONS FUND

   95,932           Kestrel Solutions Inc., pfd., D ............            1/20/00      $ 1,249,994      $        --
                                                                                                          ------------
TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.00% OF NET ASSETS)
FRANKLIN GLOBAL HEALTH CARE FUND

  136,364           Masimo Corp., cvt. pfd., F .................            4/10/02      $ 1,500,004      $   750,002
                                                                                                          ------------
TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.05% OF NET ASSETS)
FRANKLIN SMALL-MID CAP GROWTH FUND

  364,431           Anda Networks, cvt. pfd., D ................            3/24/00      $ 5,000,000      $        --
1,792,573           Foveon Inc., 144A ..........................            4/08/02       13,999,995          201,665
2,597,593           Foveon Inc., cvt. pfd., E, 144A ............            5/31/05        2,635,024        2,635,024
  239,831           Kestrel Solutions, cvt. pfd., D ............            1/20/00        3,124,998               --
  301,661           Mirapoint Inc., pfd. .......................            7/07/05          561,391          561,391
  682,128           Mirapoint Inc., 144A .......................            9/09/99        4,999,988               --
                                                                                                          ------------
TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.04% OF NET ASSETS) ......................................     $ 3,398,080
                                                                                                          ============


60 | Quarterly Statement of Investments

FRANKLIN STRATEGIC SERIES

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Small-Mid Cap Growth Fund at July 31, 2005, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                 NUMBER OF SHARES                            NUMBER OF SHARES                             CAPITAL
                                     HELD AT            GROSS       GROSS        HELD AT         VALUE AT    INVESTMENT   REALIZED
NAME OF ISSUER                  BEGINNING OF PERIOD   ADDITIONS  REDUCTIONS   END OF PERIOD   END OF PERIOD    INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH FUND
NON-CONTROLLED AFFILIATES
Advanced Neuromodulation
 Systems Inc. .................      1,281,200           --              --      1,281,200     $ 64,111,248    $     --   $     --
Cabot Corp ....................      3,232,600           --         135,000      3,097,600               (a)    495,616    411,149
Gibraltar Industries Inc. .....      1,785,650           --              --      1,785,650       42,802,030      89,283         --
Stereotaxis Inc. ..............      1,463,200           --              --      1,463,200       14,851,480          --         --
Tektronix Inc. ................      4,865,900           --              --      4,865,900      121,939,454     291,954         --
                                                                                               -------------------------------------
TOTAL NON-CONTROLLED AFFILIATES (2.83% OF NET ASSETS).....................................     $243,704,212    $876,853   $411,149

(a)   As of July 31, 2005, no longer an affiliate.

4. OTHER CONSIDERATIONS

Directors or employees of Advisers, as Franklin Natural Resources Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. At July 31, 2005, such individuals serve in one or more of these capacities for Solutia Inc. As a result of this involvement, Advisers may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Funds most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 61

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 26, 2005







                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC SERIES;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/s/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC SERIES;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/s/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer